UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21638
JPMorgan Institutional Trust
(Exact name of registrant as specified in charter)

277 Park Avenue
New York, NY 10172
(Address of principal executive offices) (Zip code)

Gregory S. Samuels
277 Park Avenue
New York, NY 10172
(Name and Address of Agent for Service)
With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Alison M. Fumai, Esq. Dechert LLP 1905 Avenue of the Americas New York, NY 10036
Registrant's telephone number, including area code:
(800) 343-1111
Date of fiscal year end:
Last Day of February
Date of reporting period:
August 31, 2025

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Core Bond Trust
Ticker: N/A
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Core Bond Trust (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/JPMorgan/TVT/62826M921/SAR?site=JPMCBT. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Bond Trust	$7	0.15%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$3,516,567
Total number of portfolio holdings	2,450
Portfolio turnover rate	22%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At https://connect.rightprospectus.com/JPMorgan/TVT/62826M921/SAR?site=JPMCBT, you can find additional information about the Fund, including the Fund’s:
  Financial information
  Fund holdings

INSTT-825
JPMorgan Core Bond Trust

ITEM 2. CODE OF ETHICS.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included in the financial statements filed under Item 7 of this Form.

Included in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT

COMPANIES.

Semi-Annual Financial Statements
JPMorgan Institutional Trust Funds
August 31, 2025 (Unaudited)
JPMorgan Core Bond Trust

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
This report is intended for distribution only to accredited investors. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 32.7%
U.S. Treasury Bonds
6.00%, 2/15/2026	74	75
6.13%, 11/15/2027	200	211
4.38%, 2/15/2038	160	160
3.50%, 2/15/2039	220	198
4.25%, 5/15/2039	30	29
4.50%, 8/15/2039	30	30
1.13%, 5/15/2040	1,175	731
4.38%, 5/15/2040	60	58
3.88%, 8/15/2040	45	41
4.25%, 11/15/2040	90	86
2.25%, 5/15/2041	14,975	10,852
4.38%, 5/15/2041	30	29
2.00%, 11/15/2041	515	353
2.38%, 2/15/2042	77,070	55,785
3.00%, 5/15/2042	200	159
2.75%, 11/15/2042	12,650	9,561
4.00%, 11/15/2042	4,400	3,986
3.13%, 2/15/2043	455	363
3.88%, 2/15/2043	695	617
2.88%, 5/15/2043	15,720	12,022
3.63%, 8/15/2043	6,734	5,744
3.75%, 11/15/2043	24,928	21,583
3.63%, 2/15/2044	120	102
3.38%, 5/15/2044	29,995	24,440
4.13%, 8/15/2044	4,465	4,056
3.00%, 11/15/2044	8,200	6,256
3.00%, 5/15/2045	365	277
3.00%, 11/15/2045	630	475
2.25%, 8/15/2046	8,078	5,234
3.00%, 2/15/2047	548	407
3.00%, 2/15/2048	20	15
3.13%, 5/15/2048	3,764	2,818
3.00%, 8/15/2048	3,160	2,306
2.25%, 8/15/2049	14,665	9,050
2.38%, 11/15/2049	37,120	23,493
2.00%, 2/15/2050	5,674	3,275
1.25%, 5/15/2050	790	372
1.38%, 8/15/2050	950	459
1.63%, 11/15/2050	26,925	13,892
1.88%, 2/15/2051	18,386	10,115
2.00%, 8/15/2051	1,015	573
1.88%, 11/15/2051	7,510	4,087
2.25%, 2/15/2052	3,750	2,242
2.88%, 5/15/2052	1,942	1,339
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

3.00%, 8/15/2052	620	438
4.00%, 11/15/2052	220	189
4.13%, 8/15/2053	150	131
4.25%, 2/15/2054	335	300
4.25%, 8/15/2054	305	273
4.50%, 11/15/2054	1,505	1,405
4.75%, 5/15/2055	870	846
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	462	471
3.63%, 4/15/2028	1,593	1,704
2.50%, 1/15/2029	451	474
U.S. Treasury Notes
2.25%, 11/15/2025	6	6
4.13%, 1/31/2027	43,900	44,118
2.25%, 2/15/2027	15	15
2.50%, 3/31/2027	380	373
2.63%, 5/31/2027	12,000	11,788
0.50%, 8/31/2027	1,600	1,505
3.13%, 8/31/2027	36,850	36,497
0.38%, 9/30/2027	4,690	4,388
0.75%, 1/31/2028	4,500	4,206
3.75%, 4/15/2028	52,680	52,882
3.50%, 4/30/2028	50,370	50,246
2.88%, 5/15/2028	105	103
1.25%, 6/30/2028	13,470	12,630
1.00%, 7/31/2028	4,750	4,413
4.13%, 7/31/2028	38,000	38,558
1.25%, 9/30/2028	1,595	1,487
1.75%, 1/31/2029	3,850	3,622
1.88%, 2/28/2029	18,000	16,983
2.38%, 3/31/2029	1,515	1,453
2.88%, 4/30/2029	25,060	24,426
2.75%, 5/31/2029	1,245	1,207
3.25%, 6/30/2029	37,270	36,768
3.50%, 1/31/2030	735	730
4.25%, 1/31/2030	39,680	40,615
3.75%, 5/31/2030	870	872
3.88%, 6/30/2030	15,145	15,269
3.88%, 7/31/2030	5,000	5,040
4.13%, 8/31/2030	435	443
4.88%, 10/31/2030	17,985	18,946
1.25%, 8/15/2031	1,040	899
1.88%, 2/15/2032	53,070	47,021
4.13%, 2/29/2032	37,975	38,502
2.88%, 5/15/2032	15,725	14,770
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	JPMorgan Institutional Trust Funds	1

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
4.00%, 7/31/2032	18,000	18,081
2.75%, 8/15/2032	15,490	14,382
3.50%, 2/15/2033	16,035	15,543
3.88%, 8/15/2033	590	584
4.50%, 11/15/2033	49,200	50,734
4.00%, 2/15/2034	46,466	46,194
3.88%, 8/15/2034	84,030	82,376
4.25%, 11/15/2034	53,050	53,398
4.63%, 2/15/2035	19,770	20,446
U.S. Treasury STRIPS Bonds
3.61%, 2/15/2027 (a)	275	261
3.61%, 5/15/2028 (a)	200	181
4.50%, 8/15/2030 (a)	6,780	5,620
4.52%, 11/15/2030 (a)	6,865	5,630
4.74%, 2/15/2031 (a)	11,800	9,562
4.54%, 5/15/2031 (a)	14,125	11,319
4.66%, 8/15/2031 (a)	29,215	23,147
4.55%, 11/15/2031 (a)	10,930	8,559
3.96%, 2/15/2032 (a)	815	631
3.99%, 5/15/2032 (a)	250	191
4.07%, 2/15/2033 (a)	60	44
4.13%, 8/15/2033 (a)	200	144
4.16%, 11/15/2033 (a)	505	358
4.20%, 2/15/2034 (a)	125	87
4.23%, 5/15/2034 (a)	230	159
4.30%, 11/15/2034 (a)	150	101
4.36%, 5/15/2035 (a)	1,225	801
5.07%, 11/15/2040 (a)	5,430	2,565
5.09%, 2/15/2041 (a)	3,487	1,623
2.66%, 11/15/2041 (a)	500	222
5.10%, 5/15/2046 (a)	3,560	1,230
Total U.S. Treasury Obligations (Cost $1,188,057)		1,149,141
Corporate Bonds — 23.6%
Aerospace & Defense — 0.6%
Airbus SE (France) 3.95%, 4/10/2047 (b)	150	122
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (b)	1,007	886
3.00%, 9/15/2050 (b)	502	327
Boeing Co. (The)
2.75%, 2/1/2026	929	922
2.20%, 2/4/2026	1,385	1,372
3.10%, 5/1/2026	320	317
5.04%, 5/1/2027	960	969
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Aerospace & Defense — continued
3.25%, 3/1/2028	840	818
6.30%, 5/1/2029	1,095	1,163
5.15%, 5/1/2030	1,540	1,580
6.39%, 5/1/2031	2,120	2,303
6.53%, 5/1/2034	1,177	1,289
5.71%, 5/1/2040	745	748
L3Harris Technologies, Inc.
3.85%, 12/15/2026	55	55
5.25%, 6/1/2031	1,130	1,173
5.40%, 7/31/2033	1,102	1,138
4.85%, 4/27/2035	10	10
Leidos, Inc.
2.30%, 2/15/2031	465	413
5.75%, 3/15/2033	630	660
Lockheed Martin Corp.
4.50%, 5/15/2036	10	10
2.80%, 6/15/2050	35	22
Northrop Grumman Corp. 3.25%, 1/15/2028	15	15
RTX Corp.
5.15%, 2/27/2033	934	959
4.50%, 6/1/2042	2,799	2,467
4.15%, 5/15/2045	558	456
3.75%, 11/1/2046	140	106
4.35%, 4/15/2047	199	165
5.38%, 2/27/2053	65	61
		20,526
Air Freight & Logistics — 0.0% ^
FedEx Corp. 4.05%, 2/15/2048	140	104
Automobiles — 0.2%
Hyundai Capital America
1.80%, 10/15/2025 (b)	490	488
1.30%, 1/8/2026 (b)	425	420
1.50%, 6/15/2026 (b)	775	758
3.00%, 2/10/2027 (b)	355	348
2.38%, 10/15/2027 (b)	530	509
1.80%, 1/10/2028 (b)	805	759
5.30%, 6/24/2029 (b)	825	847
4.55%, 9/26/2029 (b)	1,000	1,001
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (b)	785	669
Volkswagen Group of America Finance LLC (Germany) 1.63%, 11/24/2027 (b)	378	356
		6,155
SEE NOTES TO FINANCIAL STATEMENTS.

2	JPMorgan Institutional Trust Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — 7.2%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (b) (c)	900	918
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (b) (c)	800	755
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (b) (c)	2,700	2,763
AIB Group plc (Ireland)
(SOFR + 1.65%), 5.32%, 5/15/2031 (b) (c)	2,470	2,535
(SOFRINDX + 1.91%), 5.87%, 3/28/2035 (b) (c)	1,500	1,559
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (b) (d)	263	263
Banco Nacional de Panama (Panama) 2.50%, 8/11/2030 (b)	1,250	1,076
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200	195
5.59%, 8/8/2028	2,600	2,703
6.61%, 11/7/2028	1,400	1,498
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (c)	1,770	1,755
(SOFR + 1.58%), 4.38%, 4/27/2028 (c)	1,500	1,503
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (c)	2,976	2,924
(3-MONTH CME TERM SOFR + 1.33%), 3.97%, 3/5/2029 (c)	70	70
(SOFR + 1.06%), 2.09%, 6/14/2029 (c)	210	198
(SOFR + 2.15%), 2.59%, 4/29/2031 (c)	3,410	3,153
(SOFR + 1.21%), 2.57%, 10/20/2032 (c)	1,120	1,000
(SOFR + 1.33%), 2.97%, 2/4/2033 (c)	435	393
(SOFR + 1.84%), 5.87%, 9/15/2034 (c)	3,040	3,225
(SOFR + 1.65%), 5.47%, 1/23/2035 (c)	3,040	3,141
(SOFR + 1.31%), 5.51%, 1/24/2036 (c)	2,710	2,792
(3-MONTH CME TERM SOFR + 2.08%), 4.24%, 4/24/2038 (c)	300	275
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	7,185	5,179
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	755	735
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(SOFR + 1.62%), 5.60%, 3/20/2030 (b) (c)	895	930
Bank of Montreal (Canada) (USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (c) (d)	13	13
Bank of New Zealand (New Zealand) 5.08%, 1/30/2029 (b)	910	937
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.89%), 4.93%, 2/14/2029 (c)	155	158
4.85%, 2/1/2030	472	483
Banque Federative du Credit Mutuel SA (France)
5.79%, 7/13/2028 (b)	2,405	2,504
5.54%, 1/22/2030 (b)	405	422
Barclays plc (United Kingdom)
(SOFR + 1.88%), 6.50%, 9/13/2027 (c)	2,840	2,899
(SOFR + 1.56%), 4.94%, 9/10/2030 (c)	838	851
(SOFR + 1.23%), 5.37%, 2/25/2031 (c)	945	975
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (c)	585	524
(SOFR + 2.98%), 6.22%, 5/9/2034 (c)	412	440
(SOFR + 1.59%), 5.79%, 2/25/2036 (c)	895	923
BNP Paribas SA (France)
(SOFR + 1.52%), 5.18%, 1/9/2030 (b) (c)	2,015	2,065
(SOFR + 1.59%), 5.50%, 5/20/2030 (b) (c)	1,222	1,262
(SOFR + 1.28%), 5.28%, 11/19/2030 (b) (c)	4,585	4,697
(SOFR + 1.68%), 5.09%, 5/9/2031 (b) (c)	3,895	3,957
(SOFR + 1.62%), 5.79%, 1/13/2033 (b) (c)	2,285	2,381
(SOFR + 1.56%), 3.13%, 1/20/2033 (b) (c)	765	689
BPCE SA (France)
(SOFR + 2.27%), 6.71%, 10/19/2029 (b) (c)	1,600	1,698
(SOFR + 1.96%), 5.72%, 1/18/2030 (b) (c)	628	649
(SOFR + 1.68%), 5.88%, 1/14/2031 (b) (c)	1,135	1,183
(SOFR + 1.58%), 5.39%, 5/28/2031 (b) (c)	3,605	3,691
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (c)	730	641
(SOFR + 1.85%), 5.94%, 5/30/2035 (b) (c)	3,020	3,121
(SOFR + 2.04%), 6.29%, 1/14/2036 (b) (c)	1,485	1,562
(SOFR + 1.96%), 6.03%, 5/28/2036 (b) (c)	3,945	4,089
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (b) (c)	634	648
(SOFR + 2.77%), 6.84%, 9/13/2034 (b) (c)	1,449	1,604
(SOFR + 2.26%), 6.04%, 6/15/2035 (b) (c)	4,960	5,223
(SOFR + 1.79%), 5.58%, 7/3/2036 (b) (c)	2,892	2,923
Canadian Imperial Bank of Commerce (Canada)
5.26%, 4/8/2029	630	652
(SOFR + 1.34%), 4.63%, 9/11/2030 (c)	2,800	2,833
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	JPMorgan Institutional Trust Funds	3

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.11%), 5.25%, 1/13/2031 (c)	150	155
Capital One NA 4.25%, 3/13/2026	1,205	1,203
Citigroup, Inc.
3.40%, 5/1/2026	30	30
4.30%, 11/20/2026	1,230	1,230
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (c)	1,628	1,610
(SOFR + 1.34%), 4.54%, 9/19/2030 (c)	1,938	1,947
(SOFR + 1.46%), 4.95%, 5/7/2031 (c)	2,000	2,038
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	719	649
(SOFR + 1.45%), 5.45%, 6/11/2035 (c)	6,140	6,312
(SOFR + 1.47%), 5.33%, 3/27/2036 (c)	4,240	4,285
(SOFR + 1.38%), 2.90%, 11/3/2042 (c)	298	212
4.75%, 5/18/2046	20	17
Cooperatieve Rabobank UA (Netherlands) 3.75%, 7/21/2026	945	939
Credit Agricole SA (France)
(SOFR + 1.13%), 5.23%, 1/9/2029 (b) (c)	639	650
(SOFR + 1.69%), 5.34%, 1/10/2030 (b) (c)	571	587
(SOFR + 1.46%), 5.22%, 5/27/2031 (b) (c)	2,630	2,690
(SOFR + 1.74%), 5.86%, 1/9/2036 (b) (c)	2,440	2,535
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (b) (c)	1,535	1,602
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (b) (c)	998	1,005
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (b) (c)	1,445	1,474
DNB Bank ASA (Norway) (SOFR + 1.05%), 4.85%, 11/5/2030 (b) (c)	975	996
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (c)	155	162
HSBC Holdings plc (United Kingdom)
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (c)	939	939
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	1,215	1,160
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	815	768
(SOFR + 1.29%), 5.29%, 11/19/2030 (c)	2,375	2,449
(SOFR + 1.29%), 5.13%, 3/3/2031 (c)	1,165	1,193
(SOFR + 1.57%), 5.24%, 5/13/2031 (c)	905	930
(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	1,160	1,047
(SOFR + 2.65%), 6.33%, 3/9/2044 (c)	700	751
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (c)	1,075	1,108
ING Groep NV (Netherlands)
(SOFR + 1.01%), 1.73%, 4/1/2027 (c)	705	694
(SOFR + 1.56%), 6.08%, 9/11/2027 (c)	361	367
KBC Group NV (Belgium)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (b) (c)	200	204
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 6.32%, 9/21/2034 (b) (c)	1,890	2,047
KeyCorp (SOFRINDX + 1.23%), 5.12%, 4/4/2031 (c)	1,621	1,658
Lloyds Banking Group plc (United Kingdom)
4.58%, 12/10/2025	400	400
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	980	961
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (c)	1,140	1,156
4.38%, 3/22/2028	475	477
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (c)	1,240	1,285
M&T Bank Corp. (SOFR + 1.40%), 5.18%, 7/8/2031 (c)	2,240	2,292
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	940	917
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 5.16%, 4/24/2031 (c)	800	825
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	1,057	1,034
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (c)	2,725	2,822
(3-MONTH CME TERM SOFR + 1.57%), 2.87%, 9/13/2030 (c)	720	681
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.71%, 7/8/2031 (c)	2,130	2,155
SEE NOTES TO FINANCIAL STATEMENTS.

4	JPMorgan Institutional Trust Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.32%, 7/8/2036 (c)	3,345	3,397
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	2,010	2,015
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (c)	670	674
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (c)	1,480	1,491
(3-MONTH SOFR + 1.75%), 4.89%, 5/18/2029 (c)	690	701
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (c)	905	925
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (c)	6,240	6,260
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (c)	200	204
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.11%, 5/23/2031 (c)	870	891
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (b)	2,500	2,595
PNC Financial Services Group, Inc. (The)
(SOFR + 1.33%), 4.90%, 5/13/2031 (c)	1,780	1,816
(SOFR + 1.26%), 4.81%, 10/21/2032 (c)	1,160	1,173
(SOFR + 2.28%), 6.88%, 10/20/2034 (c)	210	236
(SOFR + 1.42%), 5.37%, 7/21/2036 (c)	635	645
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (c)	1,820	1,836
Santander Holdings USA, Inc.
(SOFR + 2.50%), 6.17%, 1/9/2030 (c)	1,500	1,574
(SOFR + 2.14%), 6.34%, 5/31/2035 (c)	670	712
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	2,100	2,200
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (c)	1,290	1,307
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (c)	3,300	3,443
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (b)	1,860	1,925
Societe Generale SA (France)
5.25%, 2/19/2027 (b)	1,379	1,393
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (c)	395	387
3.00%, 1/22/2030 (b)	235	220
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(SOFR + 1.65%), 5.51%, 5/22/2031 (b) (c)	4,792	4,907
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (c)	1,915	1,705
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.34%, 1/21/2033 (b) (c)	2,500	2,251
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (b) (c)	2,380	2,485
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (b) (c)	878	907
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (b) (c)	382	390
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.01%, 10/15/2030 (b) (c)	440	448
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.36%, 7/12/2027	14	14
3.04%, 7/16/2029	1,315	1,256
5.71%, 1/13/2030	1,480	1,561
5.24%, 4/15/2030	1,500	1,553
Toronto-Dominion Bank (The) (Canada)
5.16%, 1/10/2028	600	614
5.30%, 1/30/2032	1,410	1,466
4.46%, 6/8/2032	220	218
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (c)	720	728
(SOFR + 2.45%), 7.16%, 10/30/2029 (c)	1,060	1,150
(SOFR + 1.31%), 5.07%, 5/20/2031 (c)	1,585	1,624
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	765	770
(SOFR + 1.92%), 5.71%, 1/24/2035 (c)	824	858
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	665	653
US Bancorp
(SOFR + 1.56%), 5.38%, 1/23/2030 (c)	965	998
(SOFR + 1.25%), 5.10%, 7/23/2030 (c)	80	82
(SOFR + 1.30%), 5.08%, 5/15/2031 (c)	1,960	2,014
(SOFR + 1.60%), 4.84%, 2/1/2034 (c)	150	149
Wells Fargo & Co.
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	1,269	1,316
(SOFR + 1.79%), 6.30%, 10/23/2029 (c)	570	604
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	JPMorgan Institutional Trust Funds	5

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.50%), 5.20%, 1/23/2030 (c)	1,385	1,427
(SOFR + 2.10%), 4.90%, 7/25/2033 (c)	1,236	1,243
(SOFR + 2.02%), 5.39%, 4/24/2034 (c)	1,935	1,991
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	2,355	2,445
(SOFR + 1.78%), 5.50%, 1/23/2035 (c)	6,060	6,254
(SOFR + 1.38%), 5.21%, 12/3/2035 (c)	5,960	6,010
(SOFR + 1.74%), 5.60%, 4/23/2036 (c)	2,589	2,688
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	5	4
5.38%, 11/2/2043	30	29
4.75%, 12/7/2046	24	21
		251,736
Beverages — 0.1%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	2,604	2,542
Coca-Cola Femsa SAB de CV (Mexico) 1.85%, 9/1/2032	675	559
Constellation Brands, Inc.
4.75%, 5/9/2032	300	300
5.25%, 11/15/2048	220	199
Keurig Dr. Pepper, Inc. 3.35%, 3/15/2051	65	42
Molson Coors Beverage Co. 4.20%, 7/15/2046	1,047	829
		4,471
Biotechnology — 0.5%
AbbVie, Inc.
4.50%, 5/14/2035	15	15
4.05%, 11/21/2039	4,909	4,320
4.63%, 10/1/2042	480	437
4.40%, 11/6/2042	790	694
4.45%, 5/14/2046	1,460	1,254
4.25%, 11/21/2049	80	65
Amgen, Inc.
5.25%, 3/2/2030	80	83
5.25%, 3/2/2033	85	87
5.60%, 3/2/2043	426	421
4.66%, 6/15/2051	1,854	1,574
4.20%, 2/22/2052	55	43
5.65%, 3/2/2053	3,157	3,053
Biogen, Inc. 5.75%, 5/15/2035	1,299	1,341
Gilead Sciences, Inc.
4.00%, 9/1/2036	9	8
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Biotechnology — continued
2.60%, 10/1/2040	3,835	2,765
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	1,270	1,118
		17,278
Broadline Retail — 0.0% ^
Amazon.com, Inc.
3.88%, 8/22/2037	1,100	1,000
3.95%, 4/13/2052	110	86
4.25%, 8/22/2057	30	24
2.70%, 6/3/2060	10	6
		1,116
Building Products — 0.0% ^
Masco Corp.
2.00%, 10/1/2030	215	191
6.50%, 8/15/2032	620	666
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	650	672
		1,529
Capital Markets — 1.5%
Bank of New York Mellon Corp. (The)
Series J, (SOFR + 1.61%), 4.97%, 4/26/2034 (c)	155	156
(SOFR + 1.85%), 6.47%, 10/25/2034 (c)	1,000	1,105
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (b)	429	361
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	350	347
4.85%, 3/29/2029	411	418
4.70%, 9/20/2047	105	90
Charles Schwab Corp. (The) (SOFR + 2.01%), 6.14%, 8/24/2034 (c)	145	158
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (c)	645	660
(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	650	634
(SOFR + 1.32%), 2.55%, 1/7/2028 (c)	1,300	1,270
(SOFR + 1.21%), 5.37%, 1/10/2029 (c)	1,720	1,759
(SOFR + 3.18%), 6.72%, 1/18/2029 (c)	296	311
5.41%, 5/10/2029	1,005	1,046
(SOFR + 2.51%), 6.82%, 11/20/2029 (c)	410	439
(SOFR + 1.70%), 5.00%, 9/11/2030 (c)	665	676
(SOFR + 1.72%), 5.30%, 5/9/2031 (c)	2,775	2,843
(SOFR + 1.30%), 4.95%, 8/4/2031 (c)	1,820	1,835
(SOFR + 2.05%), 5.40%, 9/11/2035 (c)	685	690
SEE NOTES TO FINANCIAL STATEMENTS.

6	JPMorgan Institutional Trust Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
FMR LLC 6.45%, 11/15/2039 (b)	500	552
Goldman Sachs Group, Inc. (The)
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	870	847
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	1,260	1,230
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (c)	30	30
(SOFR + 1.77%), 6.48%, 10/24/2029 (c)	1,350	1,437
(SOFR + 1.21%), 5.05%, 7/23/2030 (c)	1,518	1,554
(SOFR + 1.14%), 4.69%, 10/23/2030 (c)	1,840	1,860
(SOFR + 1.58%), 5.22%, 4/23/2031 (c)	1,483	1,531
(SOFR + 1.09%), 1.99%, 1/27/2032 (c)	880	773
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	1,000	902
(SOFR + 1.25%), 2.38%, 7/21/2032 (c)	2,255	1,997
(SOFR + 1.55%), 5.33%, 7/23/2035 (c)	4,810	4,892
6.75%, 10/1/2037	685	761
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (c)	305	268
Jefferies Financial Group, Inc. 6.45%, 6/8/2027	771	797
Macquarie Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (b) (c) (d)	575	518
Macquarie Group Ltd. (Australia)
(3-MONTH CME TERM SOFR + 1.63%), 3.76%, 11/28/2028 (b) (c)	30	30
(SOFR + 1.44%), 2.69%, 6/23/2032 (b) (c)	115	103
(SOFR + 1.53%), 2.87%, 1/14/2033 (b) (c)	70	62
Moody's Corp. 3.25%, 5/20/2050	45	30
Morgan Stanley
(SOFR + 0.88%), 1.59%, 5/4/2027 (c)	70	69
3.59%, 7/22/2028 (e)	71	70
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (c)	23	23
(SOFR + 1.59%), 5.16%, 4/20/2029 (c)	1,975	2,019
(SOFR + 1.63%), 5.45%, 7/20/2029 (c)	1,965	2,028
(SOFR + 1.45%), 5.17%, 1/16/2030 (c)	2,470	2,539
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (c)	180	181
(SOFR + 1.22%), 5.04%, 7/19/2030 (c)	615	630
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	1,740	1,509
(SOFR + 1.87%), 5.25%, 4/21/2034 (c)	140	143
(SOFR + 1.88%), 5.42%, 7/21/2034 (c)	1,820	1,879
(SOFR + 1.56%), 5.32%, 7/19/2035 (c)	870	887
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (c)	1,265	1,178
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	35	27
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
4.30%, 1/27/2045	485	415
Nasdaq, Inc. 5.55%, 2/15/2034	392	409
Nomura Holdings, Inc. (Japan) 2.68%, 7/16/2030	700	642
Northern Trust Corp. (3-MONTH SOFR + 1.13%), 3.38%, 5/8/2032 (c)	8	8
State Street Corp.
(SOFR + 1.61%), 4.42%, 5/13/2033 (c)	40	40
(SOFR + 1.73%), 4.16%, 8/4/2033 (c)	70	68
UBS Group AG (Switzerland)
(3-MONTH SOFR + 1.41%), 3.87%, 1/12/2029 (b) (c)	1,200	1,189
(SOFR + 3.92%), 6.54%, 8/12/2033 (b) (c)	1,633	1,791
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 6.30%, 9/22/2034 (b) (c)	539	583
		53,299
Chemicals — 0.2%
Albemarle Corp. 5.45%, 12/1/2044	10	9
CF Industries, Inc. 5.15%, 3/15/2034	770	769
Chevron Phillips Chemical Co. LLC 3.70%, 6/1/2028 (b)	30	30
DuPont de Nemours, Inc. 5.32%, 11/15/2038	4,004	4,177
Ecolab, Inc. 2.75%, 8/18/2055	6	3
Nutrien Ltd. (Canada)
4.20%, 4/1/2029	175	175
4.13%, 3/15/2035	470	429
5.00%, 4/1/2049	230	203
5.80%, 3/27/2053	70	69
Union Carbide Corp. 7.75%, 10/1/2096	850	965
		6,829
Commercial Services & Supplies — 0.2%
Element Fleet Management Corp. (Canada)
5.64%, 3/13/2027 (b)	2,690	2,741
6.32%, 12/4/2028 (b)	2,010	2,128
5.04%, 3/25/2030 (b)	1,120	1,142
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	365	203
		6,214
Communications Equipment — 0.1%
Cisco Systems, Inc. 5.30%, 2/26/2054	1,550	1,491
Motorola Solutions, Inc. 4.85%, 8/15/2030	155	158
		1,649
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	JPMorgan Institutional Trust Funds	7

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.90%, 10/1/2030	1,440	1,342
2.35%, 1/15/2032	1,095	949
5.10%, 8/9/2035	1,730	1,713
		4,004
Construction Materials — 0.0% ^
CRH America, Inc. 5.13%, 5/18/2045 (b)	893	822
Eagle Materials, Inc. 2.50%, 7/1/2031	95	85
		907
Consumer Finance — 1.0%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	1,560	1,528
6.10%, 1/15/2027	1,560	1,594
5.10%, 1/19/2029	235	240
5.38%, 12/15/2031	230	237
3.30%, 1/30/2032	3,145	2,879
Aircastle Ltd. 5.25%, 3/15/2030 (b)	1,165	1,189
American Express Co.
5.85%, 11/5/2027	1,470	1,525
(SOFR + 1.00%), 5.10%, 2/16/2028 (c)	1,500	1,518
(SOFR + 1.22%), 4.92%, 7/20/2033 (c)	665	674
(SOFRINDX + 1.32%), 5.44%, 1/30/2036 (c)	1,410	1,449
(SOFR + 1.79%), 5.67%, 4/25/2036 (c)	61	64
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (b)	1,000	1,001
2.13%, 2/21/2026 (b)	620	612
4.25%, 4/15/2026 (b)	1,200	1,195
4.38%, 5/1/2026 (b)	1,270	1,267
2.53%, 11/18/2027 (b)	7,323	7,024
4.95%, 1/15/2028 (b)	880	888
5.75%, 11/15/2029 (b)	235	244
5.15%, 1/15/2030 (b)	2,345	2,381
Capital One Financial Corp.
4.20%, 10/29/2025	250	250
3.75%, 7/28/2026	24	24
(SOFR + 2.64%), 6.31%, 6/8/2029 (c)	780	819
(SOFR + 1.91%), 5.70%, 2/1/2030 (c)	1,060	1,099
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	920	817
General Motors Financial Co., Inc. 5.80%, 6/23/2028	110	114
Macquarie Airfinance Holdings Ltd. (United Kingdom)
5.20%, 3/27/2028 (b)	1,880	1,907
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued
5.15%, 3/17/2030 (b)	2,010	2,033
Mitsubishi HC Finance America LLC (Japan) 5.81%, 9/12/2028 (b)	445	463
		35,035
Consumer Staples Distribution & Retail — 0.1%
Alimentation Couche-Tard, Inc. (Canada) 3.55%, 7/26/2027 (b)	60	59
Kroger Co. (The)
5.00%, 9/15/2034	510	508
5.00%, 4/15/2042	1,100	1,010
5.50%, 9/15/2054	440	412
		1,989
Containers & Packaging — 0.1%
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	1,246	1,219
Packaging Corp. of America 4.05%, 12/15/2049	845	642
Sonoco Products Co. 4.60%, 9/1/2029	155	156
WRKCo, Inc.
3.90%, 6/1/2028	170	169
4.90%, 3/15/2029	20	20
		2,206
Diversified Consumer Services — 0.0% ^
Pepperdine University Series 2020, 3.30%, 12/1/2059	600	379
President and Fellows of Harvard College 3.30%, 7/15/2056	21	14
University of Miami Series 2022, 4.06%, 4/1/2052	480	375
University of Southern California Series A, 3.23%, 10/1/2120	570	322
		1,090
Diversified REITs — 0.1%
Safehold GL Holdings LLC
2.80%, 6/15/2031	2,940	2,685
2.85%, 1/15/2032	70	61
WP Carey, Inc.
4.25%, 10/1/2026	350	350
2.40%, 2/1/2031	65	58
2.25%, 4/1/2033	1,180	977
		4,131
Diversified Telecommunication Services — 0.3%
AT&T, Inc.
1.65%, 2/1/2028	250	236
SEE NOTES TO FINANCIAL STATEMENTS.

8	JPMorgan Institutional Trust Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
5.40%, 2/15/2034	230	237
3.50%, 6/1/2041	1,646	1,289
3.50%, 9/15/2053	113	76
3.55%, 9/15/2055	5,551	3,691
Deutsche Telekom AG (Germany) 3.63%, 1/21/2050 (b)	335	241
Deutsche Telekom International Finance BV (Germany) 4.88%, 3/6/2042 (b)	232	211
Telefonica Emisiones SA (Spain) 7.05%, 6/20/2036	40	44
Verizon Communications, Inc.
2.65%, 11/20/2040	3,388	2,402
3.40%, 3/22/2041	1,060	821
3.70%, 3/22/2061	1,045	716
		9,964
Electric Utilities — 2.5%
AEP Texas, Inc. Series H, 3.45%, 1/15/2050	95	64
Alabama Power Co. 6.13%, 5/15/2038	250	273
Arizona Public Service Co. 5.05%, 9/1/2041	200	185
Baltimore Gas and Electric Co.
3.50%, 8/15/2046	395	290
2.90%, 6/15/2050	475	299
5.40%, 6/1/2053	65	61
CenterPoint Energy Houston Electric LLC 3.95%, 3/1/2048	15	12
Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	12	9
DTE Electric Co. Series B, 3.25%, 4/1/2051	2,000	1,366
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	950	1,024
Duke Energy Carolinas LLC 4.25%, 12/15/2041	129	111
Duke Energy Corp.
2.55%, 6/15/2031	105	95
3.75%, 9/1/2046	985	734
6.10%, 9/15/2053	1,360	1,382
Duke Energy Florida LLC 5.95%, 11/15/2052	1,414	1,450
Duke Energy Indiana LLC 3.75%, 5/15/2046	30	23
Duke Energy Progress LLC
4.10%, 5/15/2042	273	229
4.10%, 3/15/2043	125	103
2.90%, 8/15/2051	820	507
Duquesne Light Holdings, Inc.
3.62%, 8/1/2027 (b)	750	735
2.78%, 1/7/2032 (b)	85	75
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
Edison International
5.45%, 6/15/2029	1,830	1,850
6.95%, 11/15/2029	1,020	1,082
Electricite de France SA (France) 5.95%, 4/22/2034 (b)	1,025	1,079
Emera US Finance LP (Canada)
3.55%, 6/15/2026	145	144
4.75%, 6/15/2046	700	583
Enel Finance International NV (Italy)
5.13%, 6/26/2029 (b)	770	789
5.50%, 6/26/2034 (b)	1,160	1,190
Entergy Arkansas LLC 2.65%, 6/15/2051	415	244
Entergy Corp. 2.95%, 9/1/2026	346	341
Entergy Louisiana LLC
3.05%, 6/1/2031	629	588
2.90%, 3/15/2051	490	304
5.80%, 3/15/2055	1,040	1,035
Entergy Mississippi LLC 5.85%, 6/1/2054	635	630
Entergy Texas, Inc.
4.00%, 3/30/2029	85	85
5.80%, 9/1/2053	450	443
Evergy Kansas Central, Inc. 5.25%, 3/15/2035	120	122
Evergy Metro, Inc.
5.40%, 4/1/2034	461	476
5.30%, 10/1/2041	35	34
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	1,543	1,556
Evergy, Inc. 2.90%, 9/15/2029	524	496
Exelon Corp. 5.30%, 3/15/2033	1,000	1,032
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	2,405	2,364
FirstEnergy Pennsylvania Electric Co.
3.25%, 3/15/2028 (b)	158	154
3.60%, 6/1/2029 (b)	60	58
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	240	199
Florida Power & Light Co. 5.40%, 9/1/2035	10	10
Fortis, Inc. (Canada) 3.06%, 10/4/2026	371	365
Georgia Power Co. 5.13%, 5/15/2052	75	70
Interstate Power and Light Co.
4.95%, 9/30/2034	480	473
5.45%, 9/30/2054	765	724
ITC Holdings Corp.
4.95%, 9/22/2027 (b)	1,565	1,585
2.95%, 5/14/2030 (b)	505	475
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	JPMorgan Institutional Trust Funds	9

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (b)	560	559
5.10%, 1/15/2035	460	460
6.15%, 6/1/2037	10	11
Massachusetts Electric Co. 5.90%, 11/15/2039 (b)	15	15
MidAmerican Energy Co. 5.85%, 9/15/2054	620	637
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (b)	10	10
Monongahela Power Co. 5.85%, 2/15/2034 (b)	420	442
Nevada Power Co.
Series N, 6.65%, 4/1/2036	100	111
5.38%, 9/15/2040	26	26
5.45%, 5/15/2041	305	298
6.00%, 3/15/2054	560	565
New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (b)	11	8
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	2,160	2,160
3.55%, 5/1/2027	13	13
2.25%, 6/1/2030	30	27
5.55%, 3/15/2054	2,400	2,279
Niagara Mohawk Power Corp.
1.96%, 6/27/2030 (b)	1,000	895
5.66%, 1/17/2054 (b)	460	439
6.00%, 7/3/2055 (b)	470	467
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	710	704
2.45%, 12/2/2027 (b)	795	759
4.45%, 6/15/2029 (b)	615	609
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	110	115
Pacific Gas and Electric Co.
2.95%, 3/1/2026	2,560	2,535
6.40%, 6/15/2033	1,011	1,074
5.80%, 5/15/2034	2,280	2,331
5.70%, 3/1/2035	3,045	3,086
6.00%, 8/15/2035	3,090	3,196
4.20%, 6/1/2041	695	550
3.75%, 8/15/2042 (f)	308	225
4.30%, 3/15/2045	525	403
6.75%, 1/15/2053	70	72
5.90%, 10/1/2054	260	243
PECO Energy Co. 2.80%, 6/15/2050	410	254
Pepco Holdings LLC 7.45%, 8/15/2032	316	364
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	1,510	1,505
Series A-3, 5.54%, 7/15/2047	1,360	1,349
Series A-3, 5.53%, 6/1/2049	1,345	1,325
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	640	611
Series A-4, 5.21%, 12/1/2047	420	401
Series A-5, 5.10%, 6/1/2052	795	730
PNM Energy Transition Bond Co. I LLC Series A-2, 6.03%, 8/15/2048	2,605	2,697
Potomac Electric Power Co. 6.50%, 11/15/2037	1,085	1,211
PPL Capital Funding, Inc.
3.10%, 5/15/2026	155	153
5.25%, 9/1/2034	765	777
PPL Electric Utilities Corp. 5.25%, 5/15/2053	890	843
Progress Energy, Inc. 7.00%, 10/30/2031	300	338
Public Service Co. of Colorado 3.55%, 6/15/2046	214	154
Public Service Co. of Oklahoma
5.25%, 1/15/2033	970	991
5.20%, 1/15/2035	343	344
Series G, 6.63%, 11/15/2037	2,490	2,723
Series K, 3.15%, 8/15/2051	25	16
Public Service Electric and Gas Co.
5.38%, 11/1/2039	317	323
3.00%, 3/1/2051	1,925	1,250
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	1,082	1,062
Series A-2, 5.11%, 12/15/2047	505	476
Sierra Pacific Power Co. 5.90%, 3/15/2054	1,030	1,023
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	823	837
Series A2, 5.17%, 5/15/2041	107	107
Southern California Edison Co.
5.85%, 11/1/2027	1,695	1,746
Series B, 3.65%, 3/1/2028	400	394
Series 05-B, 5.55%, 1/15/2036	10	10
Series 08-A, 5.95%, 2/1/2038	200	204
4.05%, 3/15/2042	567	448
5.88%, 12/1/2053	1,566	1,487
5.75%, 4/15/2054	1,755	1,642
5.90%, 3/1/2055	805	769
Southern Co. (The) 5.70%, 3/15/2034	1,825	1,911
Southwestern Public Service Co. 4.50%, 8/15/2041	200	175
SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMorgan Institutional Trust Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Toledo Edison Co. (The) 6.15%, 5/15/2037	300	325
Virginia Electric and Power Co. 5.70%, 8/15/2053	2,120	2,079
Vistra Operations Co. LLC
6.00%, 4/15/2034 (b)	221	230
5.70%, 12/30/2034 (b)	610	622
Wisconsin Public Service Corp. 3.30%, 9/1/2049	50	34
		88,871
Electronic Equipment, Instruments & Components — 0.0% ^
Arrow Electronics, Inc.
3.88%, 1/12/2028	11	11
2.95%, 2/15/2032	60	53
Corning, Inc. 3.90%, 11/15/2049	1,043	793
		857
Energy Equipment & Services — 0.0% ^
Halliburton Co.
4.85%, 11/15/2035	20	19
4.75%, 8/1/2043	540	468
NOV, Inc. 3.60%, 12/1/2029	155	150
Schlumberger Holdings Corp.
3.90%, 5/17/2028 (b)	20	20
4.30%, 5/1/2029 (b)	35	35
		692
Financial Services — 0.6%
CFIN 2022-RTL1 Issuer LLC Class A, 0.00%, 8/17/2027 ‡	3,235	3,235
Corebridge Financial, Inc.
3.65%, 4/5/2027	770	763
3.85%, 4/5/2029	545	537
Fidelity National Information Services, Inc. 3.10%, 3/1/2041	50	37
Fiserv, Inc.
3.20%, 7/1/2026	395	391
2.65%, 6/1/2030	125	115
5.15%, 8/12/2034	3,200	3,208
4.40%, 7/1/2049	375	300
Global Payments, Inc.
3.20%, 8/15/2029	945	897
5.30%, 8/15/2029	371	380
2.90%, 5/15/2030	273	252
2.90%, 11/15/2031	647	578
Jackson Financial, Inc. 4.00%, 11/23/2051	85	59
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Financial Services — continued
Nationwide Building Society (United Kingdom)
(SOFR + 1.29%), 2.97%, 2/16/2028 (b) (c)	200	196
(SOFR + 1.65%), 5.54%, 7/14/2036 (b) (c)	2,650	2,700
NTT Finance Corp. (Japan)
5.14%, 7/2/2031 (b)	2,300	2,365
5.17%, 7/16/2032 (b)	2,500	2,547
5.50%, 7/16/2035 (b)	975	999
Shell International Finance BV 3.13%, 11/7/2049	60	40
Siemens Financieringsmaatschappij NV (Germany) 4.40%, 5/27/2045 (b)	513	446
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	1,589	1,589
		21,634
Food Products — 0.5%
Bimbo Bakeries USA, Inc. (Mexico)
6.05%, 1/15/2029 (b)	200	209
5.38%, 1/9/2036 (b)	200	200
Bunge Ltd. Finance Corp.
3.20%, 4/21/2031	1,500	1,398
2.75%, 5/14/2031	1,725	1,576
4.65%, 9/17/2034	1,410	1,373
Conagra Brands, Inc. 5.30%, 11/1/2038	220	208
JBS USA Holding Lux SARL
3.75%, 12/1/2031	1,305	1,226
6.75%, 3/15/2034	1,347	1,477
5.50%, 1/15/2036 (b)	1,725	1,731
6.38%, 4/15/2066 (b)	1,840	1,814
JBS USA LUX SARL
5.95%, 4/20/2035 (b)	545	566
6.38%, 2/25/2055 (b)	1,345	1,352
Kraft Heinz Foods Co.
4.63%, 10/1/2039	850	755
4.38%, 6/1/2046	629	501
Mars, Inc.
5.20%, 3/1/2035 (b)	90	91
5.65%, 5/1/2045 (b)	2,335	2,302
Mondelez International, Inc. 2.63%, 9/4/2050	870	510
The Campbell's Co. 3.13%, 4/24/2050	315	201
Tyson Foods, Inc. 5.70%, 3/15/2034	920	959
		18,449
Gas Utilities — 0.1%
Atmos Energy Corp.
4.15%, 1/15/2043	828	696
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	JPMorgan Institutional Trust Funds	11

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Gas Utilities — continued
4.13%, 10/15/2044	140	116
Boston Gas Co. 4.49%, 2/15/2042 (b)	308	259
Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (b)	460	357
ONE Gas, Inc. 2.00%, 5/15/2030	15	14
Southern California Gas Co.
Series VV, 4.30%, 1/15/2049	65	52
6.35%, 11/15/2052	1,370	1,458
Southern Natural Gas Co. LLC 4.80%, 3/15/2047 (b)	6	5
Southwest Gas Corp. 3.80%, 9/29/2046	9	7
		2,964
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC
7.29%, 6/1/2036	25	30
5.40%, 6/1/2041	70	70
4.38%, 9/1/2042	375	327
3.55%, 2/15/2050	465	336
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	712	624
CSX Corp.
4.10%, 3/15/2044	190	157
4.30%, 3/1/2048	105	86
3.35%, 9/15/2049	95	66
Norfolk Southern Corp.
2.90%, 8/25/2051	40	25
4.05%, 8/15/2052	730	562
Penske Truck Leasing Co. LP 5.55%, 5/1/2028 (b)	40	41
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (b)	120	117
Uber Technologies, Inc.
4.80%, 9/15/2034	720	712
5.35%, 9/15/2054	240	225
Union Pacific Corp. 4.10%, 9/15/2067	10	7
		3,385
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories 4.75%, 11/30/2036	380	378
Becton Dickinson & Co. 4.67%, 6/6/2047	365	315
Boston Scientific Corp. 6.50%, 11/15/2035 (f)	900	1,011
DH Europe Finance II SARL 3.25%, 11/15/2039	1,000	808
Solventum Corp. 5.60%, 3/23/2034	1,590	1,651
		4,163
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — 0.8%
Aetna, Inc. 6.75%, 12/15/2037	475	517
Ascension Health Series B, 2.53%, 11/15/2029	430	404
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	35	22
Cardinal Health, Inc.
5.35%, 11/15/2034	75	76
5.15%, 9/15/2035	2,780	2,761
Cencora, Inc.
2.70%, 3/15/2031	150	138
5.13%, 2/15/2034	1,650	1,668
Children's Hospital Series 2020, 2.93%, 7/15/2050	650	407
Children's Hospital Corp. (The) Series 2020, 2.59%, 2/1/2050	580	346
Cigna Group (The)
5.13%, 5/15/2031	1,080	1,118
3.40%, 3/15/2051	50	33
CommonSpirit Health
1.55%, 10/1/2025	555	554
2.78%, 10/1/2030	550	509
3.91%, 10/1/2050	545	397
CVS Health Corp.
4.30%, 3/25/2028	171	171
5.25%, 2/21/2033	1,400	1,416
4.78%, 3/25/2038	108	99
CVS Pass-Through Trust Series 2013, 4.70%, 1/10/2036 (b)	480	462
Elevance Health, Inc.
4.63%, 5/15/2042	500	437
4.65%, 1/15/2043	535	465
4.65%, 8/15/2044	100	86
Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	1,430	996
HCA, Inc.
3.63%, 3/15/2032	651	605
5.60%, 4/1/2034	1,175	1,208
5.75%, 3/1/2035	1,259	1,295
5.13%, 6/15/2039	725	684
5.50%, 6/15/2047	650	601
3.50%, 7/15/2051	589	387
4.63%, 3/15/2052	1,385	1,100
5.95%, 9/15/2054	600	575
6.10%, 4/1/2064	1,075	1,037
Mayo Clinic Series 2016, 4.13%, 11/15/2052	225	178
SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMorgan Institutional Trust Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Memorial Health Services 3.45%, 11/1/2049	1,340	931
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	200	159
MyMichigan Health Series 2020, 3.41%, 6/1/2050	310	212
Quest Diagnostics, Inc.
2.95%, 6/30/2030	25	24
2.80%, 6/30/2031	60	55
Texas Health Resources 4.33%, 11/15/2055	300	245
Triad Holdings III LLC 0.00%, 4/1/2052 ‡	3,052	3,052
UnitedHealth Group, Inc.
3.50%, 8/15/2039	815	662
3.25%, 5/15/2051	560	365
5.88%, 2/15/2053	650	642
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	780	446
		27,545
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	135	134
2.75%, 12/15/2029	60	56
2.00%, 5/18/2032	980	821
1.88%, 2/1/2033	130	105
4.00%, 2/1/2050	653	487
DOC DR LLC
3.95%, 1/15/2028	55	55
2.63%, 11/1/2031	505	450
Healthpeak OP LLC 3.50%, 7/15/2029	772	750
Ventas Realty LP
4.13%, 1/15/2026	116	116
3.25%, 10/15/2026	299	295
3.85%, 4/1/2027	560	557
2.50%, 9/1/2031	120	107
Welltower OP LLC
2.80%, 6/1/2031	110	101
6.50%, 3/15/2041	350	385
		4,419
Hotels, Restaurants & Leisure — 0.1%
McDonald's Corp.
4.70%, 12/9/2035	700	689
6.30%, 10/15/2037	8	9
5.15%, 9/9/2052	65	60
5.45%, 8/14/2053	1,060	1,016
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued
Starbucks Corp.
4.90%, 2/15/2031	1,000	1,029
4.45%, 8/15/2049	115	94
		2,897
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 5.80%, 3/15/2032	1,620	1,667
Alexander Funding Trust II 7.47%, 7/31/2028 (b)	1,280	1,371
Constellation Energy Generation LLC
5.80%, 3/1/2033	280	298
5.75%, 10/1/2041	235	237
5.60%, 6/15/2042	150	147
6.50%, 10/1/2053	1,190	1,282
Southern Power Co. 5.15%, 9/15/2041	15	14
		5,016
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	1,200	1,116
Industrial REITs — 0.0% ^
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (b)	22	22
Prologis LP
2.88%, 11/15/2029	380	361
3.00%, 4/15/2050	905	584
		967
Insurance — 0.6%
AIA Group Ltd. (Hong Kong) 3.20%, 9/16/2040 (b)	520	406
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (b)	520	578
Aon Corp.
5.35%, 2/28/2033	65	67
2.90%, 8/23/2051	140	86
Aon North America, Inc.
5.45%, 3/1/2034	1,990	2,054
5.75%, 3/1/2054	590	578
Athene Global Funding
2.95%, 11/12/2026 (b)	3,475	3,417
5.32%, 11/13/2031 (b)	115	118
Berkshire Hathaway Finance Corp.
4.30%, 5/15/2043	100	88
3.85%, 3/15/2052	845	642
Brown & Brown, Inc.
2.38%, 3/15/2031	1,830	1,625
6.25%, 6/23/2055	1,745	1,784
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	JPMorgan Institutional Trust Funds	13

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
CNO Global Funding 4.95%, 9/9/2029 (b)	1,400	1,432
Corebridge Global Funding
5.20%, 6/24/2029 (b)	1,290	1,328
4.90%, 8/21/2032 (b)	95	95
F&G Annuities & Life, Inc.
7.40%, 1/13/2028	563	592
6.50%, 6/4/2029	470	490
F&G Global Funding 1.75%, 6/30/2026 (b)	750	732
Great-West Lifeco Finance Delaware LP (Canada) 4.15%, 6/3/2047 (b)	20	16
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (b)	208	170
Hanover Insurance Group, Inc. (The) 2.50%, 9/1/2030	500	450
Hartford Insurance Group, Inc. (The) 4.30%, 4/15/2043	420	356
Jackson National Life Global Funding 3.05%, 4/29/2026 (b)	40	40
Liberty Mutual Insurance Co. 7.88%, 10/15/2026 (b)	15	15
Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (c)	30	30
Markel Group, Inc. 5.00%, 5/20/2049	20	17
MetLife, Inc. 5.00%, 7/15/2052	30	27
Pacific Life Insurance Co. (3-MONTH SOFR + 2.80%), 4.30%, 10/24/2067 (b) (c)	266	208
Principal Financial Group, Inc. 4.11%, 2/15/2028 (b)	838	836
Principal Life Global Funding II 5.10%, 1/25/2029 (b)	800	821
Prudential Financial, Inc. 3.91%, 12/7/2047	300	234
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (c)	200	201
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (b)	10	9
4.27%, 5/15/2047 (b)	415	334
		19,876
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
5.60%, 5/15/2053	1,350	1,335
5.40%, 8/15/2054	875	839
		2,174
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

IT Services — 0.3%
Accenture Capital, Inc.
4.25%, 10/4/2031	1,125	1,121
4.50%, 10/4/2034	760	742
CGI, Inc. (Canada)
1.45%, 9/14/2026	843	821
2.30%, 9/14/2031	1,515	1,332
Identity Digital Ltd. (Ireland) 6.79%, 3/20/2065 ‡	5,000	5,088
		9,104
Machinery — 0.0% ^
Cummins, Inc. 2.60%, 9/1/2050	50	30
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	465	466
Parker-Hannifin Corp.
4.45%, 11/21/2044	592	511
4.10%, 3/1/2047	8	6
		1,013
Media — 0.4%
Charter Communications Operating LLC
6.38%, 10/23/2035	528	550
5.85%, 12/1/2035 (g)	720	721
4.80%, 3/1/2050	1,475	1,141
3.70%, 4/1/2051	3,220	2,074
Comcast Corp.
3.90%, 3/1/2038	82	72
3.25%, 11/1/2039	1,800	1,418
3.45%, 2/1/2050	754	513
2.89%, 11/1/2051	3,286	1,967
5.35%, 5/15/2053	1,160	1,064
2.94%, 11/1/2056	1,729	996
2.99%, 11/1/2063	259	144
Cox Communications, Inc.
4.80%, 2/1/2035 (b)	30	28
2.95%, 10/1/2050 (b)	635	357
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	735	857
Time Warner Cable LLC
6.55%, 5/1/2037	400	414
5.50%, 9/1/2041	359	324
		12,640
Metals & Mining — 0.2%
Anglo American Capital plc (South Africa) 5.75%, 4/5/2034 (b)	2,635	2,728
SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMorgan Institutional Trust Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (b)	917	970
Glencore Funding LLC (Australia)
1.63%, 9/1/2025 (b)	130	130
2.63%, 9/23/2031 (b)	40	36
5.63%, 4/4/2034 (b)	1,080	1,108
Nucor Corp. 2.98%, 12/15/2055	20	12
Rio Tinto Finance USA plc (Australia) 4.88%, 3/14/2030	157	161
Steel Dynamics, Inc. 5.38%, 8/15/2034	40	41
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	675	641
		5,827
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Resurgent 6.78%, 7/1/2030 ‡	3,000	3,000
Multi-Utilities — 0.2%
Ameren Corp. 3.50%, 1/15/2031	125	119
Ameren Illinois Co. 5.55%, 7/1/2054	1,650	1,618
CenterPoint Energy, Inc.
2.95%, 3/1/2030	45	42
2.65%, 6/1/2031	5	5
CMS Energy Corp. 3.00%, 5/15/2026	475	471
Consolidated Edison Co. of New York, Inc.
Series 12-A, 4.20%, 3/15/2042	9	8
3.20%, 12/1/2051	1,090	716
Delmarva Power & Light Co. 4.00%, 6/1/2042	235	193
Dominion Energy, Inc. Series F, 5.25%, 8/1/2033	940	952
New York State Electric & Gas Corp. 3.25%, 12/1/2026 (b)	11	11
NiSource, Inc. 1.70%, 2/15/2031	765	663
PG&E Energy Recovery Funding LLC Series A-3, 2.82%, 7/15/2046	50	36
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	40	35
Puget Energy, Inc.
2.38%, 6/15/2028	20	19
5.73%, 3/15/2035	715	727
San Diego Gas & Electric Co.
3.95%, 11/15/2041	379	308
2.95%, 8/15/2051	1,050	659
5.35%, 4/1/2053	75	70
Southern Co. Gas Capital Corp.
3.25%, 6/15/2026	254	252
5.75%, 9/15/2033	760	799
5.88%, 3/15/2041	11	11
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Multi-Utilities — continued
4.40%, 6/1/2043	23	19
3.95%, 10/1/2046	9	7
Series 21A, 3.15%, 9/30/2051	420	265
WEC Energy Group, Inc. 5.60%, 9/12/2026	28	28
		8,033
Office REITs — 0.0% ^
COPT Defense Properties LP 2.00%, 1/15/2029	335	309
Oil, Gas & Consumable Fuels — 1.8%
Aker BP ASA (Norway)
5.13%, 10/1/2034 (b)	660	639
5.80%, 10/1/2054 (b)	360	321
APA Infrastructure Ltd. (Australia)
4.25%, 7/15/2027 (b)	752	751
5.13%, 9/16/2034 (b)	2,012	2,016
Boardwalk Pipelines LP 3.40%, 2/15/2031	20	19
BP Capital Markets America, Inc.
4.81%, 2/13/2033	210	211
2.94%, 6/4/2051	1,995	1,236
Cameron LNG LLC 3.70%, 1/15/2039 (b)	961	816
Cheniere Energy Partners LP 5.55%, 10/30/2035 (b)	780	787
Cheniere Energy, Inc. 5.65%, 4/15/2034	690	704
Columbia Pipelines Holding Co. LLC 5.10%, 10/1/2031 (b)	481	489
Columbia Pipelines Operating Co. LLC
5.44%, 2/15/2035 (b)	3,565	3,582
5.96%, 2/15/2055 (b)	2,415	2,300
ConocoPhillips Co.
5.05%, 9/15/2033	95	97
5.50%, 1/15/2055	1,500	1,413
Coterra Energy, Inc.
3.90%, 5/15/2027	935	929
5.60%, 3/15/2034	75	76
5.40%, 2/15/2035	1,250	1,245
Devon Energy Corp. 5.75%, 9/15/2054	1,052	942
DT Midstream, Inc. 4.30%, 4/15/2032 (b)	900	848
Eastern Energy Gas Holdings LLC 6.20%, 1/15/2055	760	777
Eastern Gas Transmission & Storage, Inc. 3.90%, 11/15/2049	807	579
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	1,090	1,137
5.63%, 4/5/2034	1,350	1,394
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	JPMorgan Institutional Trust Funds	15

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
4.50%, 6/10/2044	110	92
Energy Transfer LP
4.95%, 5/15/2028	80	81
5.25%, 7/1/2029	1,450	1,496
4.15%, 9/15/2029	1,006	997
6.05%, 6/1/2041	30	30
6.10%, 2/15/2042	420	419
5.30%, 4/1/2044	170	152
6.00%, 6/15/2048	775	743
6.25%, 4/15/2049	800	784
Eni SpA (Italy) 5.70%, 10/1/2040 (b)	925	892
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	15	16
Enterprise Products Operating LLC
4.95%, 2/15/2035	2,380	2,375
5.10%, 2/15/2045	100	93
4.95%, 10/15/2054	6	5
EOG Resources, Inc. 5.35%, 1/15/2036	80	81
Exxon Mobil Corp.
3.00%, 8/16/2039	1,015	796
3.57%, 3/6/2045	1,215	932
4.11%, 3/1/2046	15	12
Flex Intermediate Holdco LLC 4.32%, 12/30/2039 (b)	545	434
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (b)	972	814
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (b)	2,640	2,632
Kinder Morgan, Inc.
7.80%, 8/1/2031	1,151	1,332
5.05%, 2/15/2046	1,910	1,676
3.25%, 8/1/2050	20	13
Marathon Petroleum Corp. 4.75%, 9/15/2044	65	55
MPLX LP
5.50%, 6/1/2034	1,770	1,785
5.40%, 4/1/2035	675	670
4.50%, 4/15/2038	8	7
4.95%, 3/14/2052	520	428
Northern Natural Gas Co. 5.63%, 2/1/2054 (b)	240	226
Occidental Petroleum Corp. 4.30%, 8/15/2039	352	286
ONEOK Partners LP 6.65%, 10/1/2036	370	401
ONEOK, Inc.
4.75%, 10/15/2031	2,125	2,125
5.20%, 7/15/2048	30	26
Phillips 66 1.30%, 2/15/2026	35	35
Phillips 66 Co. 4.90%, 10/1/2046	11	10
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Pioneer Natural Resources Co.
1.90%, 8/15/2030	1,050	939
2.15%, 1/15/2031	4,300	3,858
Plains All American Pipeline LP 5.95%, 6/15/2035	1,475	1,519
Saudi Arabian Oil Co. (Saudi Arabia) 1.63%, 11/24/2025 (b)	278	276
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027	375	378
5.03%, 10/1/2029	430	435
Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	677	732
Targa Resources Corp. 4.90%, 9/15/2030	2,388	2,425
TC PipeLines LP 3.90%, 5/25/2027	7	7
TotalEnergies Capital International SA (France)
3.46%, 2/19/2029	40	39
2.99%, 6/29/2041	1,200	890
3.46%, 7/12/2049	815	573
3.13%, 5/29/2050	1,180	775
Valero Energy Corp.
7.50%, 4/15/2032	10	12
3.65%, 12/1/2051	115	78
Williams Cos., Inc. (The)
5.60%, 3/15/2035	1,365	1,401
5.30%, 9/30/2035	145	145
4.85%, 3/1/2048	14	12
5.80%, 11/15/2054	2,000	1,938
6.00%, 3/15/2055	380	378
		63,069
Passenger Airlines — 0.0% ^
British Airways Pass-Through Trust (United Kingdom) Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	532	513
United Airlines Pass-Through Trust Series 2016-2, Class A, 3.10%, 10/7/2028	833	785
		1,298
Pharmaceuticals — 0.3%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	300	339
4.00%, 9/18/2042	240	204
Bristol-Myers Squibb Co.
5.90%, 11/15/2033	70	75
3.70%, 3/15/2052	1,015	733
5.55%, 2/22/2054	1,160	1,119
5.65%, 2/22/2064	1,460	1,398
SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMorgan Institutional Trust Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
Eli Lilly & Co. 5.00%, 2/9/2054	960	880
Merck & Co., Inc.
4.00%, 3/7/2049	860	677
2.90%, 12/10/2061	965	554
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	2,060	1,919
Royalty Pharma plc 1.20%, 9/2/2025	353	353
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	5	5
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	1,265	952
5.65%, 7/5/2044	422	423
3.18%, 7/9/2050	1,486	970
		10,601
Residential REITs — 0.1%
ERP Operating LP 4.95%, 6/15/2032	101	103
Essex Portfolio LP 2.65%, 3/15/2032	2,000	1,768
Mid-America Apartments LP
3.95%, 3/15/2029	920	914
1.70%, 2/15/2031	30	26
UDR, Inc.
2.95%, 9/1/2026	388	383
3.00%, 8/15/2031	305	280
2.10%, 8/1/2032	710	599
3.10%, 11/1/2034	30	25
		4,098
Retail REITs — 0.1%
Brixmor Operating Partnership LP
2.25%, 4/1/2028	840	800
2.50%, 8/16/2031	470	416
Kimco Realty OP LLC 1.90%, 3/1/2028	160	152
NNN REIT, Inc.
4.00%, 11/15/2025	783	782
3.60%, 12/15/2026	16	16
4.30%, 10/15/2028	620	621
5.60%, 10/15/2033	600	624
5.50%, 6/15/2034	170	175
Realty Income Corp.
3.25%, 1/15/2031	35	33
4.65%, 3/15/2047	8	7
Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (b)	90	89
		3,715
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — 0.7%
Broadcom, Inc.
1.95%, 2/15/2028 (b)	2,500	2,378
4.75%, 4/15/2029	25	25
5.05%, 7/12/2029	2,650	2,725
4.55%, 2/15/2032	1,904	1,895
3.14%, 11/15/2035 (b)	1,413	1,196
3.50%, 2/15/2041 (b)	3,950	3,131
Intel Corp.
3.73%, 12/8/2047	580	404
3.25%, 11/15/2049	695	434
3.05%, 8/12/2051	695	411
5.70%, 2/10/2053	590	543
KLA Corp.
3.30%, 3/1/2050	600	415
4.95%, 7/15/2052	135	122
Marvell Technology, Inc.
5.75%, 2/15/2029	1,360	1,419
5.45%, 7/15/2035	4,818	4,900
NXP BV (Netherlands)
4.40%, 6/1/2027	25	25
2.50%, 5/11/2031	1,405	1,256
3.25%, 5/11/2041	1,445	1,069
3.25%, 11/30/2051	682	438
Texas Instruments, Inc. 5.05%, 5/18/2063	944	848
		23,634
Software — 0.4%
Cadence Design Systems, Inc.
4.30%, 9/10/2029	10	10
4.70%, 9/10/2034	1,899	1,880
Intuit, Inc.
5.20%, 9/15/2033	1,210	1,255
5.50%, 9/15/2053	380	373
Microsoft Corp. 2.92%, 3/17/2052	26	17
Oracle Corp.
4.90%, 2/6/2033	1,300	1,301
4.30%, 7/8/2034	10	10
3.90%, 5/15/2035	8	7
3.85%, 7/15/2036	12	11
3.80%, 11/15/2037	20	17
3.60%, 4/1/2040	1,000	793
3.60%, 4/1/2050	1,400	957
4.38%, 5/15/2055	4,900	3,729
6.00%, 8/3/2055	1,130	1,104
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	JPMorgan Institutional Trust Funds	17

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — continued
Roper Technologies, Inc.
3.80%, 12/15/2026	7	7
2.00%, 6/30/2030	25	22
4.90%, 10/15/2034	1,940	1,920
Synopsys, Inc.
5.15%, 4/1/2035	158	159
5.70%, 4/1/2055	1,415	1,389
VMware LLC
4.65%, 5/15/2027	550	554
1.80%, 8/15/2028	30	28
2.20%, 8/15/2031	160	140
		15,683
Specialized REITs — 0.2%
American Tower Corp.
3.38%, 10/15/2026	312	309
3.80%, 8/15/2029	90	88
2.10%, 6/15/2030	630	567
1.88%, 10/15/2030	1,090	961
3.10%, 6/15/2050	496	321
2.95%, 1/15/2051	324	203
Crown Castle, Inc.
1.05%, 7/15/2026	260	253
4.00%, 3/1/2027	264	263
2.10%, 4/1/2031	2,000	1,744
Equinix, Inc. 3.20%, 11/18/2029	65	62
Extra Space Storage LP
3.50%, 7/1/2026	50	50
3.90%, 4/1/2029	30	29
4.00%, 6/15/2029	869	860
2.40%, 10/15/2031	45	39
		5,749
Specialty Retail — 0.1%
AutoZone, Inc.
1.65%, 1/15/2031	765	662
5.40%, 7/15/2034	760	781
Home Depot, Inc. (The) 4.25%, 4/1/2046	150	126
Lowe's Cos., Inc. 4.05%, 5/3/2047	130	101
O'Reilly Automotive, Inc.
3.60%, 9/1/2027	432	428
1.75%, 3/15/2031	55	48
		2,146
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
3.45%, 2/9/2045	20	16
3.85%, 8/4/2046	26	21
3.75%, 9/12/2047	50	39
4.10%, 8/8/2062	1,200	940
Dell International LLC
6.02%, 6/15/2026	543	548
4.90%, 10/1/2026	1,265	1,270
5.25%, 2/1/2028	1,245	1,277
5.30%, 4/1/2032	3,215	3,313
3.45%, 12/15/2051	61	42
		7,466
Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	1,700	1,480
BAT Capital Corp. (United Kingdom)
4.39%, 8/15/2037	1,730	1,563
4.54%, 8/15/2047	14	11
Reynolds American, Inc. (United Kingdom)
7.00%, 8/4/2041	100	105
5.85%, 8/15/2045	180	174
		3,333
Trading Companies & Distributors — 0.1%
Air Lease Corp. 1.88%, 8/15/2026	175	171
Aviation Capital Group LLC
1.95%, 9/20/2026 (b)	120	117
3.50%, 11/1/2027 (b)	30	29
5.38%, 7/15/2029 (b)	2,400	2,461
5.13%, 4/10/2030 (b)	825	839
WW Grainger, Inc. 4.60%, 6/15/2045	7	6
		3,623
Water Utilities — 0.1%
American Water Capital Corp.
3.45%, 5/1/2050	1,096	770
5.45%, 3/1/2054	2,300	2,209
		2,979
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc.
3.88%, 4/15/2030	2,980	2,919
5.15%, 4/15/2034	230	233
4.50%, 4/15/2050	30	25
3.30%, 2/15/2051	125	82
3.40%, 10/15/2052	1,525	1,008
SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMorgan Institutional Trust Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
3.60%, 11/15/2060	915	598
Vodafone Group plc (United Kingdom)
5.63%, 2/10/2053	250	236
5.75%, 6/28/2054	1,400	1,337
		6,438
Total Corporate Bonds (Cost $851,895)		829,015
Mortgage-Backed Securities — 21.3%
FHLMC
Pool # 846812, ARM, 6.51%, 4/1/2030 (e)	—	—
Pool # 420195, ARM, 5.45%, 11/1/2030 (e)	2	2
Pool # 789262, ARM, 6.55%, 12/1/2031 (e)	4	4
Pool # 781087, ARM, 6.36%, 12/1/2033 (e)	45	46
Pool # 1B1665, ARM, 6.75%, 4/1/2034 (e)	39	39
Pool # 847356, ARM, 6.82%, 12/1/2034 (e)	39	41
Pool # 782979, ARM, 6.50%, 1/1/2035 (e)	57	59
Pool # 1Q0001, ARM, 7.06%, 1/1/2036 (e)	1	1
Pool # 1Q0025, ARM, 6.52%, 2/1/2036 (e)	18	19
Pool # 848431, ARM, 6.75%, 2/1/2036 (e)	28	29
Pool # 1J1380, ARM, 7.40%, 3/1/2036 (e)	1	1
Pool # 1K1233, ARM, 6.24%, 5/1/2036 (e)	2	2
Pool # 1L1286, ARM, 6.50%, 5/1/2036 (e)	7	7
Pool # 848365, ARM, 6.41%, 7/1/2036 (e)	31	32
Pool # 1A1096, ARM, 6.41%, 10/1/2036 (e)	67	68
Pool # 1J1348, ARM, 7.19%, 10/1/2036 (e)	32	34
Pool # 1G2539, ARM, 7.20%, 10/1/2036 (e)	9	9
Pool # 1G2671, ARM, 6.51%, 11/1/2036 (e)	51	52
Pool # 1G2552, ARM, 6.59%, 11/1/2036 (e)	7	7
Pool # 782760, ARM, 6.81%, 11/1/2036 (e)	31	32
Pool # 1J1400, ARM, 7.00%, 11/1/2036 (e)	2	2
Pool # 1J1634, ARM, 6.35%, 12/1/2036 (e)	40	42
Pool # 1N0368, ARM, 6.74%, 1/1/2037 (e)	3	3
Pool # 1J1516, ARM, 6.63%, 2/1/2037 (e)	1	1
Pool # 1Q0196, ARM, 6.99%, 2/1/2037 (e)	2	2
Pool # 1Q0739, ARM, 6.54%, 3/1/2037 (e)	36	37
Pool # 1J1522, ARM, 7.05%, 3/1/2037 (e)	6	6
Pool # 1H1390, ARM, 6.49%, 4/1/2037 (e)	3	3
Pool # 1G1678, ARM, 6.76%, 4/1/2037 (e)	1	1
Pool # 1J0336, ARM, 6.90%, 4/1/2037 (e)	4	4
Pool # 1G3616, ARM, 6.15%, 5/1/2037 (e)	3	3
Pool # 1J2919, ARM, 5.84%, 8/1/2037 (e)	1	1
Pool # 847834, ARM, 7.16%, 12/1/2037 (e)	2	2
Pool # 848699, ARM, 6.62%, 7/1/2040 (e)	55	57
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FHLMC Gold Pools, 20 Year
Pool # C91005, 6.00%, 12/1/2026	3	3
Pool # C91403, 3.50%, 3/1/2032	62	61
Pool # C91849, 3.50%, 9/1/2035	99	97
FHLMC Gold Pools, 30 Year
Pool # G00981, 8.50%, 7/1/2028	2	2
Pool # G04626, 6.00%, 5/1/2031	1	1
Pool # C68485, 7.00%, 7/1/2032	6	6
Pool # G01448, 7.00%, 8/1/2032	18	19
Pool # G60433, 4.50%, 9/1/2033	153	154
Pool # A13845, 5.50%, 9/1/2033	5	5
Pool # A13625, 5.50%, 10/1/2033	66	67
Pool # A16107, 6.00%, 12/1/2033	45	46
Pool # A16779, 6.50%, 12/1/2033	15	16
Pool # A17537, 6.00%, 1/1/2034	36	37
Pool # A61572, 5.00%, 9/1/2034	217	222
Pool # A28796, 6.50%, 11/1/2034	40	42
Pool # G03369, 6.50%, 1/1/2035	70	73
Pool # A46987, 5.50%, 7/1/2035	174	180
Pool # G01919, 4.00%, 9/1/2035	126	124
Pool # C02641, 7.00%, 10/1/2036	28	29
Pool # C02660, 6.50%, 11/1/2036	49	52
Pool # G04386, 7.50%, 2/1/2038	4	4
Pool # A93383, 5.00%, 8/1/2040	150	153
Pool # A93511, 5.00%, 8/1/2040	151	154
Pool # G06493, 4.50%, 5/1/2041	647	647
Pool # Z40179, 4.00%, 7/1/2048	1,615	1,540
FHLMC Gold Pools, Other
Pool # P20570, 7.00%, 7/1/2029	20	21
Pool # WN2258, 3.80%, 9/1/2029	400	395
Pool # G20027, 10.00%, 10/1/2030	1	1
Pool # U50105, 4.00%, 1/1/2032	213	211
Pool # N30129, 6.00%, 5/1/2032	—	—
Pool # U80254, 3.00%, 3/1/2033	139	134
Pool # P20409, 5.50%, 10/1/2033	35	35
Pool # WA2226, 2.86%, 6/1/2037	447	382
Pool # H09079, 5.50%, 6/1/2037	1	1
Pool # H09069, 6.50%, 9/1/2037	7	7
Pool # U90975, 4.00%, 6/1/2042	642	620
Pool # U90673, 4.00%, 1/1/2043	164	158
Pool # U91253, 4.00%, 4/1/2043	50	48
Pool # U91484, 4.00%, 5/1/2043	39	38
Pool # U99134, 4.00%, 1/1/2046	3,402	3,239
Pool # U69030, 4.50%, 1/1/2046	1,226	1,210
Pool # RE0006, 3.50%, 1/1/2050	2,085	1,897
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	JPMorgan Institutional Trust Funds	19

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FHLMC UMBS, 15 Year Pool # ZS8056, 4.00%, 7/1/2033	94	94
FHLMC UMBS, 20 Year
Pool # ZS9065, 4.00%, 6/1/2033	131	130
Pool # SC0104, 3.50%, 8/1/2035	1,029	1,001
Pool # ZA2434, 3.00%, 10/1/2036	199	189
FHLMC UMBS, 30 Year
Pool # QB4648, 2.50%, 10/1/2050	233	196
Pool # SD3301, 2.50%, 1/1/2051	2,822	2,378
Pool # RA5680, 2.00%, 8/1/2051	7,768	6,211
Pool # SD0781, 3.00%, 11/1/2051	4,801	4,186
Pool # SD0923, 2.50%, 1/1/2052	952	803
Pool # SD1076, 3.00%, 1/1/2052	712	622
Pool # QD7332, 2.50%, 2/1/2052	250	209
Pool # RA6702, 3.00%, 2/1/2052	3,472	3,009
Pool # SD3952, 2.50%, 3/1/2052	4,909	4,125
Pool # SD2864, 3.00%, 3/1/2052	246	214
Pool # QE3414, 3.00%, 5/1/2052	3,792	3,320
Pool # SD3781, 4.00%, 7/1/2052	3,065	2,866
Pool # QF0379, 5.00%, 8/1/2052	1,055	1,046
Pool # SD1725, 4.00%, 10/1/2052	4,621	4,320
Pool # RJ1781, 6.00%, 6/1/2054	7,382	7,606
Pool # SL1998, 4.00%, 1/1/2055 (g)	6,988	6,550
FNMA
Pool # 54844, ARM, 4.35%, 9/1/2027 (e)	1	1
Pool # 303532, ARM, 4.44%, 3/1/2029 (e)	1	1
Pool # 555258, ARM, 5.90%, 1/1/2033 (e)	109	109
Pool # 722985, ARM, 6.15%, 7/1/2033 (e)	6	6
Pool # 746299, ARM, 6.95%, 9/1/2033 (e)	36	37
Pool # 766610, ARM, 6.45%, 1/1/2034 (e)	11	11
Pool # 920467, ARM, 7.00%, 2/1/2034 (e)	56	57
Pool # 770377, ARM, 6.29%, 4/1/2034 (e)	18	18
Pool # 751531, ARM, 6.21%, 5/1/2034 (e)	46	47
Pool # 782306, ARM, 6.17%, 7/1/2034 (e)	5	5
Pool # 790235, ARM, 6.23%, 8/1/2034 (e)	38	38
Pool # 735332, ARM, 6.34%, 8/1/2034 (e)	47	48
Pool # 791961, ARM, 5.94%, 9/1/2034 (e)	12	12
Pool # 803599, ARM, 6.55%, 10/1/2034 (e)	32	32
Pool # 803594, ARM, 6.59%, 10/1/2034 (e)	46	46
Pool # 896463, ARM, 6.61%, 10/1/2034 (e)	24	25
Pool # 806776, ARM, 6.21%, 11/1/2034 (e)	41	41
Pool # 806778, ARM, 6.52%, 11/1/2034 (e)	100	102
Pool # 810896, ARM, 6.11%, 1/1/2035 (e)	81	83
Pool # 802692, ARM, 6.24%, 1/1/2035 (e)	42	43
Pool # 816597, ARM, 6.42%, 2/1/2035 (e)	11	11
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 745862, ARM, 6.39%, 4/1/2035 (e)	27	27
Pool # 735539, ARM, 6.42%, 4/1/2035 (e)	158	163
Pool # 821378, ARM, 6.04%, 5/1/2035 (e)	30	30
Pool # 823660, ARM, 6.59%, 5/1/2035 (e)	29	30
Pool # 745766, ARM, 6.31%, 6/1/2035 (e)	63	64
Pool # 843026, ARM, 6.16%, 9/1/2035 (e)	82	83
Pool # 832801, ARM, 7.21%, 9/1/2035 (e)	3	3
Pool # 849251, ARM, 6.08%, 1/1/2036 (e)	31	32
Pool # 863729, ARM, 6.52%, 1/1/2036 (e)	5	6
Pool # 877009, ARM, 7.07%, 3/1/2036 (e)	2	2
Pool # 868952, ARM, 6.81%, 5/1/2036 (e)	—	—
Pool # 895141, ARM, 6.32%, 7/1/2036 (e)	36	36
Pool # 894452, ARM, 7.45%, 9/1/2036 (e)	2	2
Pool # 900197, ARM, 7.51%, 10/1/2036 (e)	44	46
Pool # 909377, ARM, 6.64%, 2/1/2037 (e)	6	6
Pool # 995521, ARM, 6.82%, 5/1/2037 (e)	2	2
Pool # 946362, ARM, 7.26%, 9/1/2037 (e)	1	1
Pool # 995615, ARM, 6.19%, 10/1/2037 (e)	1	1
Pool # 952182, ARM, 6.70%, 11/1/2037 (e)	4	4
Pool # 889028, ARM, 5.45%, 1/1/2038 (e)	2	2
FNMA UMBS, 20 Year
Pool # 256351, 6.00%, 8/1/2026	—	—
Pool # 256946, 6.50%, 10/1/2027	1	1
Pool # 256962, 6.00%, 11/1/2027	1	1
Pool # 257126, 6.00%, 3/1/2028	2	2
Pool # AD0329, 6.50%, 9/1/2028	1	1
Pool # MA1138, 3.50%, 8/1/2032	160	158
FNMA UMBS, 30 Year
Pool # 689977, 8.00%, 3/1/2027	4	4
Pool # 695533, 8.00%, 6/1/2027	2	2
Pool # 453258, 6.00%, 11/1/2028	9	9
Pool # 755973, 8.00%, 11/1/2028	21	22
Pool # 455759, 6.00%, 12/1/2028	3	3
Pool # 745630, 5.50%, 1/1/2029	3	3
Pool # 252211, 6.00%, 1/1/2029	3	3
Pool # 323994, 8.00%, 10/1/2029	3	3
Pool # 889020, 6.50%, 11/1/2029	48	50
Pool # 578569, 5.50%, 4/1/2031	7	7
Pool # 598559, 6.50%, 8/1/2031	12	12
Pool # 622542, 5.50%, 9/1/2031	59	61
Pool # 781893, 4.50%, 11/1/2031	7	7
Pool # 788150, 6.00%, 3/1/2032	6	7
Pool # 675555, 6.00%, 12/1/2032	22	23
Pool # AL0045, 6.00%, 12/1/2032	91	94
Pool # 689103, 5.50%, 2/1/2033	10	10
SEE NOTES TO FINANCIAL STATEMENTS.

20	JPMorgan Institutional Trust Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 674349, 6.00%, 3/1/2033	1	1
Pool # 688625, 6.00%, 3/1/2033	5	5
Pool # 695584, 6.00%, 3/1/2033	2	2
Pool # 702901, 6.00%, 5/1/2033	29	30
Pool # 723852, 5.00%, 7/1/2033	36	36
Pool # 729296, 5.00%, 7/1/2033	73	74
Pool # 729379, 6.00%, 8/1/2033	11	11
Pool # 737825, 6.00%, 9/1/2033	14	14
Pool # 750977, 4.50%, 11/1/2033	22	22
Pool # 725017, 5.50%, 12/1/2033	138	142
Pool # 751341, 5.50%, 3/1/2034	18	18
Pool # AB0054, 4.50%, 12/1/2034	136	136
Pool # 888568, 5.00%, 12/1/2034	3	3
Pool # 815426, 4.50%, 2/1/2035	—	—
Pool # AD0755, 7.00%, 6/1/2035	1,031	1,095
Pool # 820347, 5.00%, 9/1/2035	30	30
Pool # 845549, 5.50%, 1/1/2036	19	19
Pool # 976871, 6.50%, 8/1/2036	2	2
Pool # 833657, 7.50%, 8/1/2036	12	12
Pool # 885704, 6.00%, 10/1/2036	1	1
Pool # 888696, 6.50%, 7/1/2037	5	5
Pool # 986648, 6.00%, 9/1/2037	56	58
Pool # 888892, 7.50%, 11/1/2037	13	14
Pool # 889883, 6.50%, 3/1/2038	3	3
Pool # 257510, 7.00%, 12/1/2038	58	62
Pool # AD0753, 7.00%, 1/1/2039	35	38
Pool # AD9151, 5.00%, 8/1/2040	9	9
Pool # AO9370, 3.50%, 7/1/2042	243	228
Pool # AT5891, 3.00%, 6/1/2043	1,251	1,143
Pool # AL7527, 4.50%, 9/1/2043	445	444
Pool # AS3163, 4.00%, 8/1/2044	43	41
Pool # BE5039, 3.50%, 7/1/2046	159	148
Pool # BM3500, 4.00%, 9/1/2047	1,316	1,275
Pool # BJ1778, 4.50%, 10/1/2047	482	472
Pool # BM3499, 4.00%, 12/1/2047	88	84
Pool # BN9180, 4.00%, 6/1/2049	325	309
Pool # BK8753, 4.50%, 6/1/2049	600	584
Pool # BO1219, 4.50%, 6/1/2049	1,434	1,398
Pool # CA4018, 3.00%, 8/1/2049	225	198
Pool # BO7077, 3.00%, 9/1/2049	1,741	1,533
Pool # CA5549, 3.00%, 4/1/2050	3,747	3,304
Pool # CA5702, 2.50%, 5/1/2050	4,897	4,138
Pool # CA6079, 2.50%, 6/1/2050	2,803	2,332
Pool # BP6439, 2.50%, 7/1/2050	6,282	5,227
Pool # CA6361, 2.50%, 7/1/2050	3,631	3,080
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # CA6989, 2.50%, 9/1/2050	4,326	3,665
Pool # FS1553, 2.50%, 11/1/2050	242	204
Pool # FS3599, 2.50%, 1/1/2051	4,095	3,434
Pool # BQ4516, 2.00%, 2/1/2051	5,771	4,622
Pool # FS5759, 3.50%, 2/1/2051	8,060	7,382
Pool # FS0730, 4.00%, 2/1/2051	3,463	3,268
Pool # FM8651, 2.50%, 4/1/2051	7,436	6,224
Pool # CB0047, 3.00%, 4/1/2051	841	729
Pool # CB1275, 2.50%, 8/1/2051	230	192
Pool # CB1301, 2.50%, 8/1/2051	231	194
Pool # FM8642, 2.50%, 9/1/2051	394	331
Pool # BU0070, 2.50%, 10/1/2051	4,146	3,464
Pool # CB1908, 2.50%, 10/1/2051	9,821	8,234
Pool # MA4466, 2.50%, 11/1/2051	3,905	3,250
Pool # FS1172, 3.00%, 11/1/2051	363	316
Pool # CB2275, 2.50%, 12/1/2051	231	194
Pool # FS2559, 3.00%, 12/1/2051	2,120	1,853
Pool # FS4108, 4.00%, 12/1/2051	3,245	3,040
Pool # CB2637, 2.50%, 1/1/2052	3,395	2,854
Pool # MA4512, 2.50%, 1/1/2052	492	411
Pool # CB2664, 3.00%, 1/1/2052	1,760	1,541
Pool # MA4513, 3.00%, 1/1/2052	558	484
Pool # CB2684, 3.50%, 1/1/2052	284	257
Pool # FS5986, 2.50%, 2/1/2052	4,237	3,565
Pool # FS3345, 3.00%, 2/1/2052	4,025	3,521
Pool # FS7749, 3.00%, 2/1/2052	4,203	3,683
Pool # MA4549, 3.00%, 2/1/2052	565	491
Pool # FA0097, 2.50%, 3/1/2052	6,991	5,882
Pool # FS5446, 2.50%, 3/1/2052	5,480	4,588
Pool # FS8041, 2.50%, 3/1/2052	4,114	3,462
Pool # CB3236, 3.00%, 3/1/2052	211	185
Pool # FS0751, 3.00%, 3/1/2052	813	711
Pool # FA1671, 2.50%, 4/1/2052	7,475	6,284
Pool # BV5389, 3.00%, 4/1/2052	2,020	1,768
Pool # CB3426, 3.50%, 4/1/2052	191	173
Pool # CB3383, 4.00%, 4/1/2052	4,106	3,839
Pool # FS4720, 2.50%, 5/1/2052	4,113	3,475
Pool # CB3494, 3.00%, 5/1/2052	7,591	6,631
Pool # FS7204, 3.00%, 5/1/2052	1,579	1,380
Pool # CB3679, 4.00%, 5/1/2052	3,972	3,714
Pool # CB3913, 4.00%, 5/1/2052	1,584	1,481
Pool # BV2531, 3.00%, 6/1/2052	21,289	18,488
Pool # BV5631, 3.00%, 6/1/2052	6,110	5,349
Pool # FA1709, 3.00%, 6/1/2052 (g)	9,748	8,542
Pool # CB4124, 4.00%, 6/1/2052	2,049	1,915
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	JPMorgan Institutional Trust Funds	21

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # MA4656, 4.50%, 7/1/2052	241	233
Pool # CB4608, 4.00%, 9/1/2052	4,350	4,067
Pool # FS2898, 4.50%, 9/1/2052	2,714	2,629
Pool # BW8524, 5.00%, 9/1/2052	1,667	1,649
Pool # BW9985, 5.00%, 9/1/2052	3,615	3,583
Pool # CB4622, 5.00%, 9/1/2052	171	170
Pool # BV6789, 4.00%, 10/1/2052	1,301	1,216
Pool # BX0091, 5.00%, 10/1/2052	1,630	1,613
Pool # BV6794, 5.00%, 11/1/2052	1,421	1,419
Pool # CB5896, 5.00%, 3/1/2053	2,409	2,386
Pool # FS4687, 5.50%, 5/1/2053	194	196
Pool # BY4714, 5.00%, 6/1/2053	5,540	5,465
Pool # BY7027, 5.00%, 8/1/2053	4,741	4,682
FNMA, 30 Year
Pool # 252409, 6.50%, 3/1/2029	10	10
Pool # 252481, 6.50%, 4/1/2029	8	8
Pool # 685946, 6.00%, 9/1/2032	9	9
Pool # 725350, 6.00%, 1/1/2033	6	6
Pool # 653815, 7.00%, 2/1/2033	3	3
Pool # 752786, 6.00%, 9/1/2033	24	24
Pool # 801357, 5.50%, 8/1/2034	12	12
Pool # 813839, 6.00%, 11/1/2034	29	30
Pool # 827816, 6.00%, 1/1/2035	3	3
Pool # 827804, 6.00%, 3/1/2035	4	4
Pool # 931717, 6.50%, 8/1/2039	113	116
FNMA, Other
Pool # AN0287, 2.95%, 11/1/2025	750	746
Pool # AM4660, 3.77%, 12/1/2025	45	45
Pool # AM4991, 3.97%, 12/1/2025	1,487	1,482
Pool # AL6805, 3.81%, 1/1/2026 (e)	1,647	1,641
Pool # AN0890, 2.63%, 3/1/2026	256	253
Pool # 468645, 4.54%, 7/1/2026	2,206	2,210
Pool # AM7223, 3.11%, 12/1/2026	3,002	2,963
Pool # AM8803, 2.78%, 6/1/2027	4,311	4,221
Pool # AM8987, 2.79%, 6/1/2027	1,582	1,549
Pool # BL9574, 1.00%, 12/1/2027	3,790	3,551
Pool # 405220, 6.00%, 9/1/2028	—	—
Pool # AM4758, 4.02%, 11/1/2028	78	78
Pool # BL1040, 3.81%, 12/1/2028	3,000	2,986
Pool # BL0907, 3.88%, 12/1/2028	265	263
Pool # BS4959, 2.30%, 3/1/2029	450	425
Pool # AN4975, 3.21%, 3/1/2029	278	271
Pool # AN5527, 3.02%, 7/1/2029	190	183
Pool # BS8075, 5.00%, 9/1/2029	1,886	1,944
Pool # BZ1715, 4.48%, 10/1/2029	2,325	2,365
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BL4364, 2.24%, 11/1/2029	5,193	4,840
Pool # BL4333, 2.52%, 11/1/2029	5,655	5,325
Pool # AM7785, 3.17%, 2/1/2030	2,572	2,480
Pool # AM7516, 3.55%, 2/1/2030	2,000	1,960
Pool # AM8544, 3.08%, 4/1/2030	6,858	6,600
Pool # AM8889, 2.92%, 5/1/2030	8,000	7,615
Pool # AM8700, 2.93%, 6/1/2030	1,793	1,709
Pool # AM9020, 2.97%, 6/1/2030	3,448	3,298
Pool # BZ1291, 4.82%, 8/1/2030	5,000	5,136
Pool # BZ2136, 4.59%, 9/1/2030	811	827
Pool # BS7241, 5.05%, 9/1/2030	5,000	5,186
Pool # BL9251, 1.45%, 10/1/2030	4,292	3,776
Pool # BL9839, 1.48%, 12/1/2030	265	234
Pool # BS1213, 1.28%, 2/1/2031	460	399
Pool # BS0920, 1.50%, 2/1/2031	225	196
Pool # BZ1791, 4.61%, 8/1/2031	4,443	4,506
Pool # BL4315, 2.39%, 9/1/2031	4,233	3,851
Pool # BS5153, 2.53%, 9/1/2031	971	885
Pool # BS5071, 2.63%, 9/1/2031	2,994	2,726
Pool # BS3637, 1.73%, 11/1/2031	3,822	3,336
Pool # BS4510, 1.93%, 12/1/2031	450	397
Pool # BS4313, 1.98%, 1/1/2032	8,350	7,317
Pool # BS8294, 4.44%, 1/1/2032	2,443	2,463
Pool # BS8214, 4.62%, 1/1/2032	1,904	1,935
Pool # BM7037, 1.76%, 3/1/2032 (e)	6,721	5,815
Pool # BS4708, 2.17%, 3/1/2032	275	243
Pool # BS5117, 2.58%, 3/1/2032	3,790	3,440
Pool # BS9519, 5.44%, 4/1/2032	4,077	4,292
Pool # BS5760, 2.43%, 5/1/2032	2,807	2,531
Pool # BS5987, 3.55%, 6/1/2032	401	384
Pool # BZ3982, 4.66%, 6/1/2032	7,485	7,598
Pool # BL7538, 1.52%, 7/1/2032	7,288	6,207
Pool # AN6149, 3.14%, 7/1/2032	3,050	2,847
Pool # BS5530, 3.30%, 7/1/2032	435	408
Pool # BS6243, 3.87%, 8/1/2032	2,172	2,117
Pool # BZ4466, 4.45%, 8/1/2032	5,000	5,009
Pool # BS5887, 3.51%, 9/1/2032	2,000	1,892
Pool # BS6597, 3.67%, 9/1/2032	820	780
Pool # BS6339, 3.80%, 9/1/2032	3,844	3,709
Pool # BS6423, 3.81%, 9/1/2032	450	434
Pool # BS6505, 3.54%, 10/1/2032	3,330	3,170
Pool # BS6822, 3.81%, 10/1/2032	5,575	5,388
Pool # BS6759, 3.97%, 10/1/2032	4,777	4,652
Pool # AP9632, 4.00%, 10/1/2032	100	99
Pool # AP9762, 4.00%, 10/1/2032	58	57
SEE NOTES TO FINANCIAL STATEMENTS.

22	JPMorgan Institutional Trust Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS6926, 4.51%, 10/1/2032	4,000	4,038
Pool # BS6928, 4.55%, 10/1/2032	2,065	2,090
Pool # 650230, 6.00%, 10/1/2032	3	3
Pool # BM6492, 1.51%, 11/1/2032 (e)	15,730	13,130
Pool # BS6601, 3.54%, 11/1/2032	6,715	6,350
Pool # BS7115, 3.81%, 11/1/2032	10,120	9,769
Pool # AQ7084, 3.50%, 12/1/2032	203	199
Pool # BL9886, 1.47%, 1/1/2033	400	333
Pool # BS0391, 1.63%, 1/1/2033	296	250
Pool # AT2703, 3.50%, 5/1/2033	467	455
Pool # AT2954, 3.50%, 5/1/2033	303	296
Pool # AT4180, 3.50%, 5/1/2033	284	278
Pool # AT4939, 3.50%, 5/1/2033	254	249
Pool # BS8470, 4.52%, 6/1/2033	1,972	1,986
Pool # BS9351, 4.70%, 9/1/2033	3,907	3,941
Pool # BS9384, 5.04%, 9/1/2033	3,200	3,315
Pool # 754922, 5.50%, 9/1/2033	24	24
Pool # 762520, 4.00%, 11/1/2033	120	118
Pool # 255020, 5.50%, 11/1/2033	10	10
Pool # BS4198, 2.16%, 12/1/2033	8,713	7,447
Pool # BL1011, 4.02%, 12/1/2033	250	242
Pool # BL3756, 2.92%, 9/1/2034	2,489	2,217
Pool # BS7097, 4.67%, 11/1/2034	7,251	7,294
Pool # 735881, 6.00%, 11/1/2034	17	18
Pool # AM8922, 3.03%, 6/1/2035	2,020	1,918
Pool # AM9188, 3.12%, 6/1/2035	6,982	6,267
Pool # BZ4781, 5.25%, 9/1/2035 (g)	2,061	2,132
Pool # AN0375, 3.76%, 12/1/2035	209	198
Pool # BS7789, 4.62%, 1/1/2036	7,868	7,770
Pool # 849215, 6.50%, 1/1/2036	16	16
Pool # 886320, 6.50%, 7/1/2036	12	12
Pool # 256526, 6.00%, 12/1/2036	2	2
Pool # BS4368, 2.29%, 1/1/2037	4,954	4,046
Pool # 888373, 7.00%, 3/1/2037	1	1
Pool # 256860, 6.50%, 8/1/2037	2	2
Pool # 888796, 6.00%, 9/1/2037	39	40
Pool # 257172, 5.50%, 4/1/2038	2	2
Pool # AO7225, 4.00%, 7/1/2042	210	203
Pool # AO9352, 4.00%, 7/1/2042	311	301
Pool # MA1125, 4.00%, 7/1/2042	260	251
Pool # AR1397, 3.00%, 1/1/2043	640	580
Pool # MA1711, 4.50%, 12/1/2043	1,037	1,024
Pool # MA1828, 4.50%, 3/1/2044	806	796
Pool # MA2793, 3.50%, 10/1/2046	50	46
Pool # BF0558, 5.00%, 12/1/2049	3,138	3,188
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BF0091, 3.50%, 5/1/2056	862	777
Pool # BF0101, 3.50%, 6/1/2056	2,758	2,490
Pool # BM6545, 3.50%, 5/1/2058	2,698	2,418
Pool # BF0300, 4.00%, 8/1/2058	7,572	7,125
Pool # BF0464, 3.50%, 3/1/2060	2,207	1,978
Pool # BF0546, 2.50%, 7/1/2061	3,251	2,584
Pool # BF0560, 2.50%, 9/1/2061	4,024	3,198
Pool # BF0590, 2.50%, 12/1/2061	6,829	5,468
Pool # BF0579, 3.00%, 12/1/2061	5,586	4,723
Pool # BF0583, 4.00%, 12/1/2061	3,744	3,469
Pool # BF0759, 2.50%, 5/1/2062	5,497	4,369
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.50%, 9/25/2055 (g)	15,340	12,734
GNMA I, 30 Year
Pool # 554108, 6.50%, 3/15/2028	10	10
Pool # 486537, 7.50%, 9/15/2028	2	2
Pool # 486631, 6.50%, 10/15/2028	1	1
Pool # 531500, 6.50%, 10/15/2030	42	43
Pool # 591882, 6.50%, 7/15/2032	9	9
Pool # 607645, 6.50%, 2/15/2033	19	19
Pool # 607724, 7.00%, 2/15/2033	23	23
Pool # 604209, 6.50%, 4/15/2033	26	26
Pool # 781614, 7.00%, 6/15/2033	24	25
Pool # BM2141, 5.00%, 7/15/2049	339	342
Pool # CO1916, 5.00%, 9/15/2052	2,848	2,950
GNMA II
Pool # CE5524, ARM, 5.79%, 8/20/2071 (e)	2,541	2,663
Pool # CH7776, ARM, 5.59%, 10/20/2071 (e)	2,991	3,110
Pool # CE5546, ARM, 5.74%, 10/20/2071 (e)	5,071	5,290
Pool # CK7234, ARM, 5.54%, 2/20/2072 (e)	2,498	2,590
Pool # CK2783, ARM, 5.69%, 2/20/2072 (e)	4,899	5,116
Pool # CK2799, ARM, 5.69%, 3/20/2072 (e)	4,057	4,242
Pool # CK2810, ARM, 5.66%, 4/20/2072 (e)	4,804	5,018
Pool # CP1819, ARM, 5.82%, 7/20/2072 (e)	3,850	4,052
Pool # CG5357, ARM, 5.75%, 8/20/2072 (e)	1,258	1,319
Pool # CP4923, ARM, 5.91%, 8/20/2072 (e)	5,295	5,577
GNMA II, 30 Year
Pool # 2141, 8.00%, 12/20/2025	—	—
Pool # 2234, 8.00%, 6/20/2026	—	—
Pool # 2270, 8.00%, 8/20/2026	—	—
Pool # 2285, 8.00%, 9/20/2026	—	—
Pool # 2324, 8.00%, 11/20/2026	—	—
Pool # 2499, 8.00%, 10/20/2027	1	1
Pool # 2512, 8.00%, 11/20/2027	1	1
Pool # 2525, 8.00%, 12/20/2027	1	1
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	JPMorgan Institutional Trust Funds	23

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 2549, 7.50%, 2/20/2028	1	1
Pool # 2630, 6.50%, 8/20/2028	1	1
Pool # 2646, 7.50%, 9/20/2028	2	2
Pool # 2808, 6.50%, 9/20/2029	9	9
Pool # 3025, 6.50%, 1/20/2031	9	10
Pool # 3068, 6.50%, 4/20/2031	10	11
Pool # 3362, 6.00%, 3/20/2033	19	20
Pool # 3427, 4.50%, 8/20/2033	34	34
Pool # 4840, 7.50%, 9/20/2037	3	3
Pool # 4245, 6.00%, 9/20/2038	276	295
Pool # AK8806, 4.25%, 3/20/2045	627	599
Pool # BA7567, 4.50%, 5/20/2048	34	33
Pool # BM2118, 4.50%, 6/20/2049	143	138
Pool # BO0535, 4.00%, 7/20/2049	1,098	1,018
Pool # BO8227, 5.00%, 7/20/2049	669	679
Pool # BO8229, 5.00%, 7/20/2049	525	537
Pool # BM9734, 4.00%, 10/20/2049	1,193	1,123
Pool # BQ4115, 3.00%, 3/20/2050	2,383	2,111
Pool # 785294, 3.50%, 1/20/2051	3,050	2,739
Pool # CB1543, 3.00%, 2/20/2051	2,240	1,984
Pool # 785445, 2.50%, 3/20/2051	7,710	6,479
Pool # MA7768, 3.00%, 12/20/2051	440	390
Pool # MA7829, 3.50%, 1/20/2052	544	499
Pool # CK2698, 3.00%, 2/20/2052	1,200	1,063
Pool # CK2716, 3.50%, 2/20/2052	3,764	3,381
Pool # MA7936, 2.50%, 3/20/2052	10,872	9,272
Pool # CM2161, 3.00%, 3/20/2052	1,998	1,770
Pool # CM2213, 3.00%, 3/20/2052	423	374
Pool # 786743, 3.50%, 4/20/2052	7,249	6,528
Pool # CN2859, 4.50%, 6/20/2052	3,506	3,378
Pool # CO4824, 5.00%, 6/20/2052	1,379	1,391
Pool # MA8148, 3.00%, 7/20/2052	15,859	14,050
Pool # CO4865, 5.00%, 7/20/2052	1,802	1,792
Pool # MA8200, 4.00%, 8/20/2052	7,713	7,261
Pool # CO8413, 4.50%, 9/20/2052	4,664	4,493
Pool # MA8343, 2.50%, 10/20/2052	4,528	3,862
Pool # MA8485, 2.50%, 12/20/2052	7,672	6,543
Pool # MA8721, 3.00%, 3/20/2053	5,439	4,828
Pool # MA8797, 3.50%, 4/20/2053	10,742	9,858
Pool # CT7445, 6.00%, 4/20/2053	1,357	1,394
Pool # MA9011, 2.50%, 7/20/2053	211	180
Pool # MA9301, 3.50%, 11/20/2053	2,996	2,731
Pool # MA9484, 3.50%, 2/20/2054	2,499	2,277
Pool # MA9720, 3.00%, 6/20/2054	206	183
Pool # MB0142, 3.00%, 1/20/2055	9,536	8,448
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # MB0360, 2.50%, 5/20/2055	7,950	6,780
GNMA II, Other
Pool # 4385, 5.00%, 3/20/2039	7	7
Pool # 787980, 4.00%, 5/20/2065	6,488	5,969
Orchard at landen 4.23%, 8/1/2032 ‡ (g)	6,000	5,952
Total Mortgage-Backed Securities (Cost $763,348)		750,568
Asset-Backed Securities — 11.3%
Academic Loan Funding Trust Series 2013-1A, Class A, 5.26%, 12/26/2044 (b) (e)	357	348
Air Canada Pass-Through Trust (Canada)
Series 2015-2, Class AA, 3.75%, 12/15/2027 (b)	153	149
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	324	306
Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	458	432
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 10/1/2026	16	16
Series 2016-3, Class AA, 3.00%, 10/15/2028	132	127
Series 2019-1, Class A, 3.50%, 2/15/2032	2,105	1,925
American Credit Acceptance Receivables Trust Series 2025-2, Class C, 5.11%, 3/12/2031 (b)	100	101
American Homes 4 Rent Trust Series 2015-SFR2, Class A, 3.73%, 10/17/2052 (b)	82	82
AmeriCredit Automobile Receivables Trust Series 2023-2, Class A3, 5.81%, 5/18/2028	605	610
AMSR Trust
Series 2021-SFR1, Class D, 2.60%, 6/17/2038 (b)	850	799
Series 2021-SFR3, Class C, 1.80%, 10/17/2038 (b)	1,600	1,541
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 (b)	2,296	2,214
Series 2024-SFR2, Class A, 4.15%, 11/17/2041 (b)	115	114
Series 2025-SFR1, Class B, 3.66%, 6/17/2042 (b)	2,700	2,565
Aqua Finance Issuer Trust Series 2025-A, Class B, 5.56%, 12/19/2050 (b)	3,477	3,538
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A, 5.36%, 6/20/2030 (b)	115	119
Series 2025-2A, Class B, 5.51%, 8/20/2031 (b)	1,500	1,534
Bastion Funding I LLC Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (b)	1,834	1,846
Bedrock ABS I LLC, 7.95%, 12/27/2037 ‡	1,985	2,048
BG Beta Ltd. (Cayman Islands), 6.28%, 7/16/2054 ‡	2,744	2,812
SEE NOTES TO FINANCIAL STATEMENTS.

24	JPMorgan Institutional Trust Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Bridge Trust
Series 2022-SFR1, Class A, 3.40%, 11/17/2037 (b)	2,994	2,979
Series 2022-SFR1, Class C, 4.45%, 11/17/2037 (b)	4,200	4,184
Series 2024-SFR1, Class A, 4.00%, 8/17/2040 (b)	203	197
Series 2025-SFR1, Class C, 4.20%, 9/17/2042 (b)	1,800	1,702
Bridgecrest Lending Auto Securitization Trust Series 2024-3, Class B, 5.37%, 10/16/2028	2,240	2,255
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	331	324
Series 2019-1, Class AA, 3.30%, 12/15/2032 (b)	520	489
Business Jet Securities LLC Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (b)	210	208
Carmax Auto Owner Trust Series 2025-2, Class A4, 4.65%, 11/15/2030	3,730	3,804
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (b)	786	745
Carvana Auto Receivables Trust
Series 2021-P4, Class A4, 1.64%, 12/10/2027	366	361
Series 2023-P3, Class A3, 5.82%, 8/10/2028 (b)	779	784
CFIN Issuer LLC Series 2022-RTL1, Class AA, 4.75%, 2/16/2026 ‡ (b) (f)	685	680
Chase Funding Trust Series 2003-6, Class 1A7, 4.83%, 11/25/2034 (f)	172	171
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	800	883
CNH Equipment Trust Series 2022-C, Class A3, 5.15%, 4/17/2028	108	108
Consumer Portfolio Services Auto Trust Series 2025-B, Class C, 5.12%, 7/15/2031 (b)	3,276	3,308
Continental Finance Credit Card ABS Master Trust Series 2022-A, Class A, 6.19%, 10/15/2030 (b)	4,080	4,091
CoreVest American Finance Trust
Series 2019-2, Class B, 3.42%, 6/15/2052 (b)	209	203
Series 2019-2, Class D, 4.22%, 6/15/2052 (b)	2,000	1,913
Series 2020-3, Class B, 2.20%, 8/15/2053 (b)	3,180	2,887
CPS Auto Receivables Trust Series 2022-D, Class C, 7.69%, 1/16/2029 (b)	3,664	3,698
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class C, 8.45%, 2/15/2033 (b)	4,100	4,146
Series 2023-1A, Class B, 7.02%, 5/16/2033 (b)	3,205	3,249
Series 2023-3A, Class A, 6.39%, 8/15/2033 (b)	2,500	2,516
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2023-5A, Class A, 6.13%, 12/15/2033 (b)	3,845	3,889
6.95%, 2/15/2034 ‡	6,000	6,055
Series 2024-1A, Class A, 5.68%, 3/15/2034 (b)	3,085	3,119
Series 2024-2A, Class A, 5.95%, 6/15/2034 (b)	4,500	4,591
Series 2024-3A, Class C, 5.39%, 1/16/2035 (b)	4,200	4,259
Credit One Ltd., 6.47%, 2/25/2029 ‡ (b)	4,000	4,060
CVS Pass-Through Trust, 5.93%, 1/10/2034 (b)	598	609
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 5.34%, 10/25/2034 (e)	28	27
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (b)	2,700	2,659
Delta Air Lines Pass-Through Trust
Series 2015-1, Class AA, 3.63%, 7/30/2027	186	183
Series 2020-1, Class AA, 2.00%, 6/10/2028	244	230
Diversified ABS Holdings LLC Series 2024-2A, Class A, 6.56%, 9/30/2044 ‡ (b)	2,774	2,796
Diversified ABS Phase LLC
Series VI, Class A, 7.50%, 11/28/2039 ‡	1,574	1,573
Series 2024-1A, Class A1, 7.08%, 5/30/2044 ‡ (b)	3,166	3,201
DP Lion Holdco LLC Series 2023-1A, Class A, 8.24%, 11/30/2043 ‡	1,291	1,328
Drive Auto Receivables Trust Series 2025-1, Class C, 4.99%, 9/15/2032	135	137
DT Auto Owner Trust
Series 2022-3A, Class D, 8.14%, 7/17/2028 (b)	3,500	3,578
Series 2023-1A, Class C, 5.55%, 10/16/2028 (b)	194	194
Energy Assets, 8.11%, 8/25/2044 ‡	990	1,012
Enterprise Fleet Financing LLC Series 2025-2, Class A4, 4.58%, 12/22/2031 (b)	2,880	2,919
Exeter Automobile Receivables Trust
Series 2025-4A, Class C, 4.57%, 6/16/2031	300	301
Series 2025-3A, Class C, 5.09%, 10/15/2031	195	198
Series 2025-4A, Class D, 5.23%, 1/15/2032	6,400	6,442
FirstKey Homes Trust
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (b)	3,000	2,979
Series 2022-SFR3, Class C, 4.50%, 7/17/2038 (b)	3,466	3,442
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 (b)	4,000	3,889
Series 2021-SFR1, Class E2, 2.49%, 8/17/2038 (b)	8,600	8,368
Series 2022-SFR2, Class E1, 4.50%, 7/17/2039 (b)	3,700	3,618
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	JPMorgan Institutional Trust Funds	25

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Flagship Credit Auto Trust Series 2022-4, Class C, 7.71%, 10/16/2028 (b)	5,190	5,267
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (b) (e)	5,000	4,906
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (b) (e)	4,300	4,122
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (e)	3,370	3,225
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (b) (e)	5,950	6,029
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (b)	6,000	6,051
Foundation Finance Trust Series 2024-2A, Class A, 4.60%, 3/15/2050 (b)	173	173
FW Energy Asset Issuer LLC, 7.15%, 8/25/2044 ‡	3,202	3,263
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 (e)	15	13
GLS Auto Receivables Issuer Trust
Series 2022-3A, Class C, 5.34%, 6/15/2028 (b)	770	771
Series 2022-3A, Class D, 6.42%, 6/15/2028 (b)	2,500	2,533
Series 2023-3A, Class C, 6.01%, 5/15/2029 (b)	2,085	2,104
Series 2025-2A, Class C, 5.11%, 1/15/2031 (b)	190	192
Series 2025-2A, Class D, 5.59%, 1/15/2031 (b)	6,980	7,109
Series 2024-3A, Class C, 5.21%, 2/18/2031 (b)	2,500	2,532
Series 2025-3A, Class D, 5.16%, 6/16/2031 (b)	2,970	2,989
GM Financial Consumer Automobile Receivables Trust Series 2023-1, Class A3, 4.66%, 2/16/2028	67	67
Goodgreen
Series 2019-2A, Class A, 2.76%, 4/15/2055 ‡ (b)	1,062	915
Series 2023-1A, Class A, 5.90%, 1/17/2061 ‡ (b)	2,547	2,539
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (b)	220	203
Goodleap, 6.63%, 7/15/2038 ‡ (b)	3,404	3,493
Grene Energy Senio, 11.00%, 1/25/2026 ‡	180	147
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (b) (e)	5,897	5,958
HERO Funding (Cayman Islands)
Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (b)	595	563
Series 2018-1A, Class A2, 4.67%, 9/20/2048 ‡ (b)	63	62
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

HERO Funding Trust
Series 2016-2A, Class A, 3.75%, 9/20/2041 ‡ (b)	15	14
Series 2016-3A, Class A1, 3.08%, 9/20/2042 ‡ (b)	238	225
Series 2017-1A, Class A2, 4.46%, 9/20/2047 ‡ (b)	600	580
HGI CRE CLO Ltd. (Cayman Islands) Series 2022-FL3, Class B, 6.94%, 4/20/2037 (b) (e)	1,500	1,501
Hilton Grand Vacations Trust
Series 2022-1D, Class A, 3.61%, 6/20/2034 (b)	34	34
Series 2024-2A, Class B, 5.65%, 3/25/2038 (b)	81	83
Series 2024-1B, Class A, 5.75%, 9/15/2039 (b)	68	69
Series 2025-2A, Class A, 4.54%, 5/25/2044 (b)	7,080	7,103
HINNT LLC Series 2024-A, Class B, 5.84%, 3/15/2043 (b)	2,395	2,435
Huntington Bank Auto Credit-Linked Notes Series 2025-2, Class B1, 4.84%, 9/20/2033 (b)	8,040	8,060
Invitation Homes Trust
Series 2024-SFR1, Class A, 4.00%, 9/17/2041 (b)	200	196
Series 2024-SFR1, Class D, 4.25%, 9/17/2041 (b)	3,525	3,386
Jonah, 7.80%, 11/10/2037 ‡ (b)	2,122	2,147
Jonah Energy ABS LLC
Series 2022-1, Class A1, 7.20%, 12/10/2037 ‡ (b)	1,340	1,349
Series 2025-1A, Class A1, 6.59%, 12/10/2040 ‡ (b)	2,930	2,969
KGS-Alpha SBA COOF Trust
Series 2012-2, Class A, IO, 1.05%, 8/25/2038 (b) (e)	615	11
Series 2013-2, Class A, IO, 1.70%, 3/25/2039 (b) (e)	554	15
Series 2015-2, Class A, IO, 3.17%, 7/25/2041 ‡ (b) (e)	390	38
Lending Funding Trust Series 2020-2A, Class C, 4.30%, 4/21/2031 (b)	1,795	1,767
Lendingpoint Asset Securitization Trust Series 2022-B, Class B, 5.99%, 10/15/2029 (b)	3,223	3,175
Mariner Finance Issuance Trust Series 2024-AA, Class A, 5.13%, 9/22/2036 (b)	250	254
Mercedes-Benz Auto Receivables Trust Series 2023-1, Class A3, 4.51%, 11/15/2027	47	47
Mercury Financial Credit Card Master Trust Series 2024-2A, Class A, 6.56%, 7/20/2029 (b)	4,220	4,255
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 (b)	229	230
SEE NOTES TO FINANCIAL STATEMENTS.

26	JPMorgan Institutional Trust Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
MMAF Equipment Finance LLC Series 2024-A, Class A4, 5.10%, 7/13/2049 (b)	1,206	1,246
MNR ABS Issuer I LLC, 8.95%, 12/15/2038 ‡	1,677	1,721
MVW LLC
Series 2019-2A, Class B, 2.44%, 10/20/2038 (b)	555	549
Series 2025-1A, Class B, 5.21%, 9/22/2042 (b)	4,209	4,262
New Century Home Equity Loan Trust
Series 2003-5, Class AI6, 4.83%, 11/25/2033 (f)	165	164
Series 2003-5, Class AI7, 4.83%, 11/25/2033 (e)	—	—
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	463	460
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (b)	1,988	1,951
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)	898	874
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class A, 3.63%, 9/14/2027 (b)	28	28
Series 2019-1A, Class B, 3.95%, 11/14/2028 (b)	3,880	3,866
PEAC Solutions Receivables LLC Series 2024-1A, Class A3, 5.64%, 11/20/2030 (b)	5,900	6,063
Perimeter Master Note Business Trust Series 2025-1A, Class A, 5.58%, 12/16/2030 (b)	6,550	6,614
Porsche Innovative Lease Owner Trust Series 2024-1A, Class A4, 4.66%, 2/20/2030 (b)	4,230	4,255
Prestige Auto Receivables Trust Series 2022-1A, Class C, 7.09%, 8/15/2028 (b)	2,274	2,280
PRET LLC
Series 2021-RN3, Class A1, 4.84%, 9/25/2051 (b) (f)	2,493	2,492
Series 2021-RN4, Class A1, 5.49%, 10/25/2051 (b) (e)	3,845	3,848
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (b)	4,000	3,931
Series 2024-SFR5, Class A, 3.00%, 8/9/2029 (b)	250	237
Series 2024-SFR5, Class D, 3.38%, 8/9/2029 (b) (e)	1,892	1,764
Series 2021-SFR6, Class E1, 2.43%, 7/17/2038 (b)	3,446	3,377
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (b)	2,685	2,673
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2024-SFR1, Class A, 3.35%, 2/17/2041 (b)	545	526
Series 2024-SFR3, Class A, 3.00%, 6/17/2041 (b)	239	228
Series 2024-SFR4, Class A, 3.10%, 7/17/2041 (b)	360	343
Series 2025-SFR2, Class C, 3.56%, 4/17/2042 (b)	7,441	6,994
Series 2025-SFR3, Class B, 3.39%, 7/17/2042 (b)	4,250	3,951
Purewest ABS Issuer LLC Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (b)	4,977	5,062
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 (f)	287	69
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (b)	315	296
Series 2017-2A, Class A, 3.22%, 9/22/2053 ‡ (b)	25	23
Series 2024-1A, Class A, 6.21%, 11/20/2059 ‡ (b)	4,067	4,103
RT Fin LLC, 7.85%, 10/15/2043 ‡	2,097	2,137
Santander Drive Auto Receivables Trust
Series 2024-2, Class C, 5.84%, 6/17/2030	120	123
Series 2022-5, Class D, 5.67%, 12/16/2030	4,700	4,746
Series 2022-6, Class D, 5.69%, 2/18/2031	5,800	5,856
Series 2022-7, Class C, 6.69%, 3/17/2031	150	153
Series 2024-2, Class D, 6.28%, 8/15/2031	4,700	4,880
Series 2024-4, Class D, 5.32%, 12/15/2031	1,550	1,575
SCF Equipment Leasing LLC
Series 2024-1A, Class A3, 5.52%, 1/20/2032 (b)	200	205
Series 2024-1A, Class B, 5.56%, 4/20/2032 (b)	2,280	2,361
Series 2022-2A, Class C, 6.50%, 8/20/2032 (b)	519	519
Series 2023-1A, Class C, 6.77%, 8/22/2033 (b)	3,815	3,979
SCF Equipment Trust LLC Series 2025-1A, Class A3, 5.11%, 11/21/2033 (b)	3,500	3,588
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.83%, 1/25/2036 (f)	135	116
Sierra Timeshare Receivables Funding LLC Series 2024-2A, Class A, 5.14%, 6/20/2041 (b)	125	126
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA, Class A3, 4.47%, 7/20/2028 (b)	100	101
Stream Innovations Issuer Trust Series 2024-1A, Class A, 6.27%, 7/15/2044 (b)	2,669	2,781
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	JPMorgan Institutional Trust Funds	27

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Tricon Residential Trust Series 2022-SFR1, Class D, 4.75%, 4/17/2039 (b)	1,837	1,813
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	536	535
Series 2018-1, Class B, 4.60%, 3/1/2026	287	284
Series 2016-1, Class A, 3.45%, 7/7/2028	454	435
Series 2018-1, Class AA, 3.50%, 3/1/2030	512	489
Series 2018-1, Class A, 3.70%, 3/1/2030	1,116	1,047
Series 2019-1, Class AA, 4.15%, 8/25/2031	711	687
Series 2019-1, Class A, 4.55%, 8/25/2031	636	601
Series 2019-2, Class AA, 2.70%, 5/1/2032	995	908
Series 2024-1, Class AA, 5.45%, 2/15/2037	1,434	1,469
UOG ABS Issuer LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (b)	1,439	1,481
US Auto Funding Trust Series 2022-1A, Class B, 5.13%, 12/15/2025 ‡ (b)	4,700	1,982
VFI ABS LLC Series 2025-1A, Class B, 4.97%, 12/24/2030 (b)	1,590	1,598
vMobo, Inc., 7.46%, 7/18/2027 ‡	5,997	5,706
VOLT CI LLC Series 2021-NP10, Class A1, 5.99%, 5/25/2051 (b) (f)	234	233
VOLT XCIV LLC Series 2021-NPL3, Class A1, 6.24%, 2/27/2051 (b) (f)	43	43
VOLT XCVII LLC Series 2021-NPL6, Class A1, 6.24%, 4/25/2051 (b) (f)	212	212
Western Funding Auto Loan Trust Series 2025-1, Class A, 4.75%, 7/16/2035 (b)	200	202
Westgate Resorts LLC Series 2022-1A, Class A, 1.79%, 8/20/2036 (b)	64	64
Westlake Automobile Receivables Trust
Series 2022-2A, Class D, 5.48%, 9/15/2027 (b)	4,910	4,928
Series 2023-3A, Class C, 6.02%, 9/15/2028 (b)	3,400	3,447
Series 2023-4A, Class C, 6.64%, 11/15/2028 (b)	2,632	2,695
Series 2023-2A, Class D, 7.01%, 11/15/2028 (b)	3,047	3,117
Wingspire Equipment Finance LLC Series 2024-1A, Class B, 5.06%, 9/20/2032 (b)	4,000	4,029
Wolf Energy Asset Issuer LLC, 5.70%, 7/25/2050 ‡ (e)	2,930	2,930
Total Asset-Backed Securities (Cost $396,789)		398,367
Collateralized Mortgage Obligations — 5.8%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	1,894	1,945
Series 2005-1CB, Class 1A6, IF, IO, 2.66%, 3/25/2035 (e)	255	29
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-22T1, Class A2, IF, IO, 0.63%, 6/25/2035 (e)	2,507	180
Series 2005-20CB, Class 3A8, IF, IO, 0.31%, 7/25/2035 (e)	860	45
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	801	685
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	46	17
Series 2005-37T1, Class A2, IF, IO, 0.61%, 9/25/2035 (e)	1,827	131
Series 2005-54CB, Class 1A2, IF, IO, 0.41%, 11/25/2035 (e)	1,264	71
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	502	385
Series 2005-57CB, Class 3A2, IF, IO, 0.66%, 12/25/2035 (e)	375	29
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	225	200
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	834	402
Anchor Mortgage Trust
8.23%, 3/25/2031 ‡ (e)	4,000	4,060
Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (b) (f)	3,515	3,534
Banc of America Alternative Loan Trust
Series 2004-6, Class 15, PO, 7/25/2019	5	2
Series 2006-4, Class 1A4, 6.00%, 5/25/2046	214	195
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034	43	31
Series 2004-2, Class 30, PO, 9/20/2034	58	44
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	100	90
Series 2005-7, Class 30, PO, 11/25/2035	49	50
Series 2005-8, Class 30, PO, 1/25/2036	29	19
Series 2006-A, Class 3A2, 4.78%, 2/20/2036 (e)	73	66
Banc of America Mortgage Trust Series 2004-A, Class 2A2, 5.87%, 2/25/2034 (e)	19	19
Bear Stearns ARM Trust
Series 2003-7, Class 3A, 7.04%, 10/25/2033 (e)	9	9
Series 2004-1, Class 12A1, 5.33%, 4/25/2034 (e)	109	98
Series 2004-2, Class 14A, 4.51%, 5/25/2034 (e)	17	15
Series 2006-1, Class A1, 6.53%, 2/25/2036 (e)	221	211
BVRT LLC Series 2025-1, Class B, 4.34%, 5/10/2033 ‡ (b) (e)	4,179	4,005
SEE NOTES TO FINANCIAL STATEMENTS.

28	JPMorgan Institutional Trust Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
CAFL Issuer LP Series 2025-RRTL1, Class A1, 5.68%, 5/28/2040 (b) (f)	7,170	7,230
CFIN LLC Series 2024-1A, Class A, 6.50%, 11/27/2028 ‡ (b)	4,700	4,781
CHL Mortgage Pass-Through Trust
Series 2004-HYB1, Class 2A, 5.20%, 5/20/2034 (e)	22	21
Series 2004-HYB3, Class 2A, 4.66%, 6/20/2034 (e)	72	68
Series 2004-7, Class 2A1, 5.41%, 6/25/2034 (e)	66	61
Series 2004-HYB6, Class A3, 5.64%, 11/20/2034 (e)	80	76
Series 2005-16, Class A23, 5.50%, 9/25/2035	169	102
Series 2005-22, Class 2A1, 5.15%, 11/25/2035 (e)	495	409
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust
Series 2005-5, Class A, PO, 8/25/2035 ‡	25	15
Series 2005-8, Class A, PO, 11/25/2035	45	27
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	1	1
Series 2003-HYB1, Class A, 7.74%, 9/25/2033 (e)	9	10
Citigroup Mortgage Loan Trust
Series 2004-UST1, Class A6, 6.22%, 8/25/2034 (e)	7	6
Series 2015-A, Class B2, 4.50%, 6/25/2058 (b) (e)	109	107
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3, PO, 9/25/2033	6	4
Series 2003-1, Class 2, PO, 10/25/2033	—	—
Series 2003-1, Class 2A6, PO, 10/25/2033	4	4
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	8	8
Series 2005-1, Class 2A1A, 3.49%, 2/25/2035 (e)	110	98
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	64	64
Series 2005-5, Class 1A2, 4.38%, 8/25/2035 (e)	132	112
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.68%, 2/25/2033 (e)	126	130
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	24	24
Series 2003-25, Class 1P, PO, 10/25/2033	60	46
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-4, Class 3A18, 5.50%, 6/25/2035	362	373
Series 2005-4, Class 3A23, 5.50%, 6/25/2035	763	788
CVS Pass-Through Trust, 5.77%, 1/10/2033 (b)	24	24
EQV Abs Issuer I LLC, 5.85%, 12/15/2040 ‡	2,950	2,950
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-4, Class HT, 3.25%, 6/25/2057 (f)	5,597	5,075
Series 2017-4, Class M45T, 4.50%, 6/25/2057	2,535	2,452
Series 2019-1, Class MT, 3.50%, 7/25/2058	2,202	1,960
Series 2019-3, Class MB, 3.50%, 10/25/2058	1,725	1,416
Series 2019-4, Class M55D, 4.00%, 2/25/2059	68	64
Series 2020-1, Class MA, 2.50%, 8/25/2059	4,488	4,113
Series 2022-1, Class MTU, 3.25%, 11/25/2061	2,905	2,507
Series 2023-1, Class MT, 3.00%, 10/25/2062	4,300	3,611
Series 2024-1, Class MT, 3.00%, 11/25/2063	2,017	1,704
Series 2024-2, Class MT, 3.50%, 5/25/2064	6,300	5,448
FHLMC, REMIC
Series 3775, Class BC, 3.50%, 11/15/2025	1	1
Series 3131, Class BK, 5.50%, 3/15/2026	2	2
Series 1829, Class ZB, 6.50%, 3/15/2026	—	—
Series 3877, Class LM, 3.50%, 6/15/2026	2	2
Series 1890, Class H, 7.50%, 9/15/2026	—	—
Series 1899, Class ZE, 8.00%, 9/15/2026	4	4
Series 3229, Class HE, 5.00%, 10/15/2026	1	1
Series 1963, Class Z, 7.50%, 1/15/2027	3	3
Series 1935, Class FL, 5.16%, 2/15/2027 (e)	—	—
Series 1981, Class Z, 6.00%, 5/15/2027	2	2
Series 1970, Class PG, 7.25%, 7/15/2027	1	1
Series 1987, Class PE, 7.50%, 9/15/2027	4	4
Series 2019, Class Z, 6.50%, 12/15/2027	7	7
Series 2038, Class PN, IO, 7.00%, 3/15/2028	6	—
Series 2040, Class PE, 7.50%, 3/15/2028	10	10
Series 4251, Class KW, 2.50%, 4/15/2028	670	658
Series 2043, Class CJ, 6.50%, 4/15/2028	2	2
Series 2054, Class PV, 7.50%, 5/15/2028	6	6
Series 2075, Class PM, 6.25%, 8/15/2028	23	23
Series 2075, Class PH, 6.50%, 8/15/2028	20	21
Series 2086, Class GB, 6.00%, 9/15/2028	4	4
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	10	1
Series 2095, Class PE, 6.00%, 11/15/2028	27	27
Series 2125, Class JZ, 6.00%, 2/15/2029	12	12
Series 2136, Class PG, 6.00%, 3/15/2029	12	12
Series 2132, Class SB, IF, 11.22%, 3/15/2029 (e)	2	2
Series 2141, IO, 7.00%, 4/15/2029	3	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	JPMorgan Institutional Trust Funds	29

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2169, Class TB, 7.00%, 6/15/2029	32	33
Series 2163, Class PC, IO, 7.50%, 6/15/2029	3	—
Series 2172, Class QC, 7.00%, 7/15/2029	27	28
Series 2176, Class OJ, 7.00%, 8/15/2029	24	24
Series 2201, Class C, 8.00%, 11/15/2029	5	6
Series 2209, Class TC, 8.00%, 1/15/2030	10	11
Series 2210, Class Z, 8.00%, 1/15/2030	24	25
Series 2224, Class CB, 8.00%, 3/15/2030	6	6
Series 2230, Class Z, 8.00%, 4/15/2030	12	12
Series 2234, Class PZ, 7.50%, 5/15/2030	12	13
Series 2247, Class Z, 7.50%, 8/15/2030	14	15
Series 2256, Class MC, 7.25%, 9/15/2030	10	10
Series 2259, Class ZM, 7.00%, 10/15/2030	26	27
Series 2262, Class Z, 7.50%, 10/15/2030	3	3
Series 2271, Class PC, 7.25%, 12/15/2030	26	28
Series 2296, Class PD, 7.00%, 3/15/2031	17	18
Series 2319, Class FD, 5.16%, 5/15/2031 (e)	1	1
Series 2313, Class LA, 6.50%, 5/15/2031	7	7
Series 2325, Class PM, 7.00%, 6/15/2031	14	14
Series 2359, Class ZB, 8.50%, 6/15/2031	42	45
Series 2344, Class ZD, 6.50%, 8/15/2031	152	159
Series 2344, Class ZJ, 6.50%, 8/15/2031	19	20
Series 2345, Class NE, 6.50%, 8/15/2031	16	17
Series 2351, Class PZ, 6.50%, 8/15/2031	12	12
Series 2353, Class AZ, 6.00%, 9/15/2031	72	75
Series 2367, Class ME, 6.50%, 10/15/2031	31	33
Series 2396, Class FM, 4.91%, 12/15/2031 (e)	12	12
Series 2399, Class OH, 6.50%, 1/15/2032	35	37
Series 2399, Class TH, 6.50%, 1/15/2032	42	44
Series 2464, Class SI, IF, IO, 3.54%, 2/15/2032 (e)	80	7
Series 2410, Class QX, IF, IO, 4.19%, 2/15/2032 (e)	13	1
Series 2410, Class NG, 6.50%, 2/15/2032	37	39
Series 2420, Class XK, 6.50%, 2/15/2032	66	69
Series 2412, Class SP, IF, 7.19%, 2/15/2032 (e)	35	39
Series 2410, Class QS, IF, 7.91%, 2/15/2032 (e)	33	35
Series 2444, Class ES, IF, IO, 3.49%, 3/15/2032 (e)	29	3
Series 2450, Class SW, IF, IO, 3.54%, 3/15/2032 (e)	23	2
Series 2448, Class FT, 5.46%, 3/15/2032 (e)	7	7
Series 2430, Class WF, 6.50%, 3/15/2032	79	83
Series 2423, Class MC, 7.00%, 3/15/2032	40	42
Series 2423, Class MT, 7.00%, 3/15/2032	33	34
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2435, Class CJ, 6.50%, 4/15/2032	46	48
Series 2434, Class TC, 7.00%, 4/15/2032	42	44
Series 2436, Class MC, 7.00%, 4/15/2032	16	16
Series 2455, Class GK, 6.50%, 5/15/2032	98	103
Series 2450, Class GZ, 7.00%, 5/15/2032	28	30
Series 2462, Class JG, 6.50%, 6/15/2032	43	45
Series 2466, Class PH, 6.50%, 6/15/2032	75	79
Series 2474, Class NR, 6.50%, 7/15/2032	43	45
Series 2484, Class LZ, 6.50%, 7/15/2032	46	49
Series 2505, Class D, 5.50%, 9/15/2032	17	17
Series 2500, Class MC, 6.00%, 9/15/2032	32	33
Series 2501, Class PW, 6.00%, 9/15/2032	8	8
Series 2835, Class QO, PO, 12/15/2032	6	6
Series 2543, Class YX, 6.00%, 12/15/2032	89	93
Series 2544, Class HC, 6.00%, 12/15/2032	64	67
Series 2552, Class ME, 6.00%, 1/15/2033	111	115
Series 2567, Class QD, 6.00%, 2/15/2033	118	124
Series 2575, Class ME, 6.00%, 2/15/2033	285	298
Series 2596, Class QG, 6.00%, 3/15/2033	58	61
Series 2586, Class WI, IO, 6.50%, 3/15/2033	27	4
Series 2631, Class SA, IF, 6.68%, 6/15/2033 (e)	2	2
Series 2692, Class SC, IF, 4.37%, 7/15/2033 (e)	21	22
Series 4240, Class B, 3.00%, 8/15/2033	1,912	1,850
Series 2733, Class SB, IF, 4.00%, 10/15/2033 (e)	19	19
Series 2780, Class SY, IF, 6.69%, 11/15/2033 (e)	1	1
Series 3920, Class LP, 5.00%, 1/15/2034	244	249
Series 2744, Class PE, 5.50%, 2/15/2034	1	1
Series 3611, PO, 7/15/2034	20	18
Series 2990, Class UZ, 5.75%, 6/15/2035	639	671
Series 3004, Class EK, 5.50%, 7/15/2035	1,091	1,094
Series 3014, Class OD, PO, 8/15/2035	18	16
Series 3085, Class WF, 5.26%, 8/15/2035 (e)	44	44
Series 3012, Class ZE, 5.75%, 8/15/2035	43	45
Series 3047, Class OD, 5.50%, 10/15/2035	169	173
Series 3074, Class BH, 5.00%, 11/15/2035	46	47
Series 3064, Class MC, 5.50%, 11/15/2035	2,321	2,434
Series 3102, Class FB, 4.76%, 1/15/2036 (e)	10	10
Series 3102, Class HS, IF, 8.22%, 1/15/2036 (e)	7	8
Series 3117, Class EO, PO, 2/15/2036	104	92
Series 3117, Class OK, PO, 2/15/2036	64	56
Series 3134, PO, 3/15/2036	16	13
Series 3152, Class MO, PO, 3/15/2036	81	71
Series 3122, Class ZB, 6.00%, 3/15/2036	34	36
SEE NOTES TO FINANCIAL STATEMENTS.

30	JPMorgan Institutional Trust Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3138, PO, 4/15/2036	83	72
Series 3607, Class BO, PO, 4/15/2036	43	38
Series 3219, Class DI, IO, 6.00%, 4/15/2036	56	9
Series 3819, Class ZQ, 6.00%, 4/15/2036	343	363
Series 3149, Class SO, PO, 5/15/2036	16	13
Series 3233, Class OP, PO, 5/15/2036	24	20
Series 3171, Class MO, PO, 6/15/2036	9	8
Series 3179, Class OA, PO, 7/15/2036	65	57
Series 3194, Class SA, IF, IO, 2.64%, 7/15/2036 (e)	17	2
Series 3211, Class SO, PO, 9/15/2036	80	71
Series 3218, Class AO, PO, 9/15/2036	38	31
Series 3232, Class ST, IF, IO, 2.24%, 10/15/2036 (e)	115	9
Series 3256, PO, 12/15/2036	51	43
Series 4476, Class CM, 3.50%, 12/15/2036	218	213
Series 3261, Class OA, PO, 1/15/2037	64	54
Series 3260, Class CS, IF, IO, 1.68%, 1/15/2037 (e)	110	10
Series 3274, Class JO, PO, 2/15/2037	18	16
Series 3275, Class FL, 4.90%, 2/15/2037 (e)	14	14
Series 3290, Class SB, IF, IO, 1.99%, 3/15/2037 (e)	148	13
Series 3318, Class AO, PO, 5/15/2037	3	2
Series 3607, PO, 5/15/2037	78	65
Series 3315, Class HZ, 6.00%, 5/15/2037	59	63
Series 3326, Class JO, PO, 6/15/2037	5	4
Series 3331, PO, 6/15/2037	63	55
Series 3607, Class OP, PO, 7/15/2037	183	156
Series 4048, Class FJ, 4.83%, 7/15/2037 (e)	181	179
Series 3385, Class SN, IF, IO, 1.54%, 11/15/2037 (e)	23	2
Series 3387, Class SA, IF, IO, 1.96%, 11/15/2037 (e)	92	8
Series 3422, Class AI, IO, 0.25%, 1/15/2038 (f)	381	4
Series 3404, Class SC, IF, IO, 1.54%, 1/15/2038 (e)	136	13
Series 3424, Class PI, IF, IO, 2.34%, 4/15/2038 (e)	120	12
Series 3461, Class LZ, 6.00%, 6/15/2038	4	4
Series 3481, Class SJ, IF, IO, 1.39%, 8/15/2038 (e)	137	12
Series 3511, Class SA, IF, IO, 1.54%, 2/15/2039 (e)	99	8
Series 4701, Class CH, 3.00%, 7/15/2039	88	85
Series 3549, Class FA, 5.66%, 7/15/2039 (e)	7	7
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3621, Class BO, PO, 1/15/2040	58	50
Series 3632, Class BS, IF, 2.64%, 2/15/2040 (e)	19	19
Series 3747, Class PY, 4.00%, 10/15/2040	514	504
Series 3925, Class FL, 4.91%, 1/15/2041 (e)	20	20
Series 3844, Class DB, 4.50%, 4/15/2041	34	34
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (e)	57	55
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (e)	170	171
Series 3871, Class JB, 5.50%, 6/15/2041	22	23
Series 3924, Class LC, 4.00%, 9/15/2041	189	184
Series 3957, Class B, 4.00%, 11/15/2041	61	60
Series 3966, Class NA, 4.00%, 12/15/2041	157	154
Series 4217, Class KY, 3.00%, 6/15/2043	2,300	2,038
Series 4928, Class PB, 2.50%, 9/25/2048	347	317
Series 4902, Class BA, 3.00%, 1/25/2049	213	194
Series 4865, Class PE, 3.00%, 3/15/2049	187	180
FHLMC, STRIPS
Series 233, Class 11, IO, 5.00%, 9/15/2035	124	20
Series 233, Class 13, IO, 5.00%, 9/15/2035	175	26
Series 269, Class 30, 3.00%, 8/15/2042	34	32
Series 299, Class 300, 3.00%, 1/15/2043	876	806
Series 310, PO, 9/15/2043	486	374
Series 323, Class 300, 3.00%, 1/15/2044	703	635
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.43%, 7/25/2032 (e)	163	151
Series T-76, Class 2A, 2.23%, 10/25/2037 (e)	422	384
Series T-51, Class 2A, 7.50%, 8/25/2042 (e)	131	136
Series T-54, Class 2A, 6.50%, 2/25/2043	736	736
Series T-54, Class 3A, 7.00%, 2/25/2043	204	211
Series T-58, Class A, PO, 9/25/2043	49	34
Series T-59, Class 1AP, PO, 10/25/2043	115	58
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 5.22%, 10/25/2034 (e)	56	55
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	316	142
Series 2007-FA4, Class 1A2, IF, IO, 1.21%, 8/25/2037 (e)	788	66
FNMA REMIC Trust Series 2007-42, Class AO, PO, 5/25/2037	4	3
FNMA Trust, Whole Loan
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	43	45
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	60	62
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	JPMorgan Institutional Trust Funds	31

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-W15, Class 2AF, 4.71%, 8/25/2044 (e)	92	91
Series 2005-W3, Class 2AF, 4.68%, 3/25/2045 (e)	260	258
Series 2006-W2, Class 1AF1, 4.68%, 2/25/2046 (e)	83	82
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	4,803	4,698
FNMA, Grantor Trust, Whole Loan
Series 2002-T19, Class A2, 7.00%, 7/25/2042	319	338
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	161	166
FNMA, REMIC
Series 2011-96, Class GA, 3.00%, 5/25/2026	2	2
Series 2011-81, Class KB, 3.50%, 8/25/2026	—	—
Series 1997-27, Class J, 7.50%, 4/18/2027	1	—
Series 1997-29, Class J, 7.50%, 4/20/2027	1	1
Series 1997-39, Class PD, 7.50%, 5/20/2027	8	8
Series 1997-42, Class ZC, 6.50%, 7/18/2027	—	—
Series 2012-98, Class KY, 3.50%, 9/25/2027	508	504
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	3	—
Series 1998-36, Class ZB, 6.00%, 7/18/2028	6	6
Series 1999-18, Class Z, 5.50%, 4/18/2029	1	1
Series 1999-17, Class C, 6.35%, 4/25/2029	5	5
Series 1999-62, Class PB, 7.50%, 12/18/2029	5	5
Series 2000-2, Class ZE, 7.50%, 2/25/2030	20	21
Series 2010-136, Class BA, 3.50%, 12/25/2030	192	189
Series 2000-52, IO, 8.50%, 1/25/2031	3	—
Series 2001-7, Class PF, 7.00%, 3/25/2031	3	4
Series 2011-31, Class DB, 3.50%, 4/25/2031	506	497
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	33	3
Series 2001-30, Class PM, 7.00%, 7/25/2031	25	25
Series 2001-36, Class DE, 7.00%, 8/25/2031	30	32
Series 2001-49, Class Z, 6.50%, 9/25/2031	10	10
Series 2001-44, Class MY, 7.00%, 9/25/2031	72	75
Series 2001-44, Class PD, 7.00%, 9/25/2031	7	7
Series 2001-44, Class PU, 7.00%, 9/25/2031	11	12
Series 2001-52, Class KB, 6.50%, 10/25/2031	11	11
Series 2003-52, Class SX, IF, 9.56%, 10/25/2031 (e)	14	17
Series 2001-61, Class Z, 7.00%, 11/25/2031	100	103
Series 2001-72, Class SX, IF, 7.07%, 12/25/2031 (e)	2	2
Series 2002-1, Class SA, IF, 10.68%, 2/25/2032 (e)	6	7
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (e)	53	1
Series 2002-11, Class QF, 4.96%, 3/25/2032 (e)	1	1
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (e)	1	1
Series 2002-21, Class LO, PO, 4/25/2032	3	2
Series 2002-21, Class PE, 6.50%, 4/25/2032	26	27
Series 2002-28, Class PK, 6.50%, 5/25/2032	68	71
Series 2012-66, Class CB, 3.00%, 6/25/2032	1,641	1,593
Series 2002-37, Class Z, 6.50%, 6/25/2032	19	20
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	48	3
Series 2002-51, Class FZ, 4.96%, 8/25/2032 (e)	3	3
Series 2002-48, Class GH, 6.50%, 8/25/2032	93	98
Series 2002-52, Class FG, 4.96%, 9/25/2032 (e)	2	2
Series 2002-68, Class FT, 4.76%, 10/18/2032 (e)	—	—
Series 2002-64, Class FE, 4.81%, 10/18/2032 (e)	—	—
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (e)	11	12
Series 2004-59, Class BG, PO, 12/25/2032	35	32
Series 2002-77, Class S, IF, 6.30%, 12/25/2032 (e)	16	16
Series 2002-95, Class FT, 4.96%, 1/25/2033 (e)	1	1
Series 2002-97, Class GB, 5.50%, 1/25/2033	3	4
Series 2003-22, Class UD, 4.00%, 4/25/2033	372	368
Series 2003-35, Class UC, 3.75%, 5/25/2033	1	1
Series 2003-42, Class GB, 4.00%, 5/25/2033	34	34
Series 2003-34, Class AX, 6.00%, 5/25/2033	62	65
Series 2003-34, Class ED, 6.00%, 5/25/2033	280	292
Series 2003-39, IO, 6.00%, 5/25/2033 (e)	13	2
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	104	14
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	213	15
Series 2003-47, Class PE, 5.75%, 6/25/2033	54	56
Series 2003-64, Class SX, IF, 2.60%, 7/25/2033 (e)	14	14
Series 2003-87, Class SL, IF, 4.64%, 7/25/2033 (e)	26	27
Series 2003-132, Class OA, PO, 8/25/2033	1	1
Series 2003-71, Class DS, IF, 1.52%, 8/25/2033 (e)	139	131
SEE NOTES TO FINANCIAL STATEMENTS.

32	JPMorgan Institutional Trust Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-74, Class SH, IF, 2.14%, 8/25/2033 (e)	33	30
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	131	16
Series 2003-91, Class SD, IF, 5.06%, 9/25/2033 (e)	22	23
Series 2013-101, Class AE, 3.00%, 10/25/2033	1,724	1,666
Series 2013-101, Class E, 3.00%, 10/25/2033	1,641	1,569
Series 2013-108, Class GU, 3.00%, 10/25/2033	1,973	1,909
Series 2003-116, Class SB, IF, IO, 3.14%, 11/25/2033 (e)	134	12
Series 2006-44, Class P, PO, 12/25/2033	298	261
Series 2003-130, Class SX, IF, 4.83%, 1/25/2034 (e)	1	1
Series 2003-131, Class CH, 5.50%, 1/25/2034	18	19
Series 2004-25, Class SA, IF, 7.25%, 4/25/2034 (e)	46	50
Series 2004-46, Class SK, IF, 4.23%, 5/25/2034 (e)	76	80
Series 2004-46, Class QB, IF, 6.15%, 5/25/2034 (e)	51	54
Series 2004-36, Class SA, IF, 7.25%, 5/25/2034 (e)	131	145
Series 2004-51, Class SY, IF, 5.31%, 7/25/2034 (e)	26	27
Series 2005-56, Class S, IF, IO, 2.25%, 7/25/2035 (e)	150	13
Series 2005-66, Class SG, IF, 6.22%, 7/25/2035 (e)	48	53
Series 2005-68, Class PG, 5.50%, 8/25/2035	111	112
Series 2005-72, Class SB, IF, 5.72%, 8/25/2035 (e)	1	1
Series 2005-84, Class XM, 5.75%, 10/25/2035	240	248
Series 2005-110, Class GL, 5.50%, 12/25/2035	1,191	1,248
Series 2005-109, Class PC, 6.00%, 12/25/2035	60	61
Series 2006-16, Class OA, PO, 3/25/2036	43	39
Series 2006-22, Class AO, PO, 4/25/2036	78	69
Series 2006-23, Class KO, PO, 4/25/2036	10	9
Series 2006-44, Class GO, PO, 6/25/2036	118	105
Series 2006-53, Class US, IF, IO, 2.12%, 6/25/2036 (e)	171	14
Series 2006-56, PO, 7/25/2036	83	74
Series 2006-58, PO, 7/25/2036	53	46
Series 2006-58, Class AP, PO, 7/25/2036	112	92
Series 2006-65, Class QO, PO, 7/25/2036	80	68
Series 2006-56, Class FC, 4.75%, 7/25/2036 (e)	150	149
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-58, Class FL, 4.92%, 7/25/2036 (e)	13	13
Series 2006-60, Class DZ, 6.50%, 7/25/2036	1,944	2,054
Series 2011-19, Class ZY, 6.50%, 7/25/2036	6	7
Series 2006-72, Class TO, PO, 8/25/2036	14	11
Series 2006-79, Class DO, PO, 8/25/2036	60	51
Series 2007-7, Class SG, IF, IO, 2.04%, 8/25/2036 (e)	785	89
Series 2006-77, Class PC, 6.50%, 8/25/2036	117	121
Series 2006-90, Class AO, PO, 9/25/2036	30	27
Series 2008-42, Class AO, PO, 9/25/2036	27	24
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	324	55
Series 2006-109, PO, 11/25/2036	30	26
Series 2006-110, PO, 11/25/2036	145	126
Series 2006-111, Class EO, PO, 11/25/2036	19	16
Series 2006-124, Class HB, 6.63%, 11/25/2036 (e)	287	304
Series 2006-119, PO, 12/25/2036	21	19
Series 2006-118, Class A2, 4.52%, 12/25/2036 (e)	83	82
Series 2009-70, Class CO, PO, 1/25/2037	148	122
Series 2006-128, Class BP, 5.50%, 1/25/2037	14	14
Series 2007-14, Class ES, IF, IO, 1.98%, 3/25/2037 (e)	218	23
Series 2007-77, Class FG, 4.96%, 3/25/2037 (e)	22	22
Series 2007-16, Class FC, 5.21%, 3/25/2037 (e)	31	31
Series 2007-14, Class GZ, 5.50%, 3/25/2037	5	5
Series 2007-48, PO, 5/25/2037	31	28
Series 2007-60, Class AX, IF, IO, 2.69%, 7/25/2037 (e)	638	89
Series 2007-81, Class GE, 6.00%, 8/25/2037	74	79
Series 2007-88, Class VI, IF, IO, 2.08%, 9/25/2037 (e)	435	37
Series 2007-91, Class ES, IF, IO, 2.00%, 10/25/2037 (e)	324	36
Series 2007-116, Class HI, IO, 1.22%, 1/25/2038 (e)	187	11
Series 2008-1, Class BI, IF, IO, 1.45%, 2/25/2038 (e)	107	9
Series 2008-16, Class IS, IF, IO, 1.74%, 3/25/2038 (e)	48	4
Series 2008-10, Class XI, IF, IO, 1.77%, 3/25/2038 (e)	110	10
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	JPMorgan Institutional Trust Funds	33

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2008-27, Class SN, IF, IO, 2.44%, 4/25/2038 (e)	55	6
Series 2008-44, PO, 5/25/2038	4	4
Series 2008-53, Class CI, IF, IO, 2.74%, 7/25/2038 (e)	59	6
Series 2008-80, Class SA, IF, IO, 1.39%, 9/25/2038 (e)	156	13
Series 2008-81, Class SB, IF, IO, 1.39%, 9/25/2038 (e)	223	15
Series 2009-6, Class GS, IF, IO, 2.09%, 2/25/2039 (e)	137	11
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	4	1
Series 2009-60, Class HT, 6.00%, 8/25/2039	139	148
Series 2009-99, Class SC, IF, IO, 1.72%, 12/25/2039 (e)	41	3
Series 2009-103, Class MB, 6.72%, 12/25/2039 (e)	64	64
Series 2009-112, Class ST, IF, IO, 1.79%, 1/25/2040 (e)	5	1
Series 2010-49, Class SC, IF, 3.73%, 3/25/2040 (e)	103	101
Series 2010-64, Class DM, 5.00%, 6/25/2040	35	35
Series 2010-80, Class HZ, 5.00%, 7/25/2040	221	226
Series 2010-71, Class HJ, 5.50%, 7/25/2040	85	89
Series 2010-147, Class SA, IF, IO, 2.07%, 1/25/2041 (e)	463	58
Series 2011-30, Class LS, IO, 1.85%, 4/25/2041 (e)	145	10
Series 2011-75, Class FA, 5.01%, 8/25/2041 (e)	24	24
Series 2011-118, Class MT, 7.00%, 11/25/2041	121	128
Series 2011-130, Class CA, 6.00%, 12/25/2041	333	351
Series 2012-83, Class AC, 3.00%, 8/25/2042	192	174
Series 2013-2, Class AD, 1.50%, 2/25/2043	142	131
Series 2013-6, Class PY, 2.00%, 2/25/2043	97	63
Series 2013-81, Class TA, 3.00%, 2/25/2043	382	377
Series 2017-49, Class LA, 3.00%, 6/25/2043	117	115
Series 2013-92, PO, 9/25/2043	401	303
Series 2013-90, Class PM, 3.50%, 9/25/2043	1,694	1,571
Series 2013-101, Class DO, PO, 10/25/2043	695	507
Series 2013-104, Class CY, 5.00%, 10/25/2043	250	244
Series 2013-128, PO, 12/25/2043	734	535
Series 2018-3, Class LP, 3.00%, 2/25/2047	175	168
Series 2018-47, Class VC, 3.00%, 12/25/2047	449	440
Series 2019-25, Class PA, 3.00%, 5/25/2048	104	98
Series 2019-60, Class DA, 2.50%, 3/25/2049	225	202
Series 2020-46, Class KB, 1.25%, 6/25/2050	7,907	6,046
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2011-2, Class WA, 5.82%, 2/25/2051 (e)	75	78
Series 2021-95, Class GA, 1.88%, 3/25/2051	7,710	6,506
FNMA, REMIC Trust, Whole Loan
Series 2007-W7, Class 1A4, IF, 12.40%, 7/25/2037 (e)	4	5
Series 2003-W4, Class 2A, 5.10%, 10/25/2042 (e)	24	24
Series 2003-W1, Class 1A1, 4.72%, 12/25/2042 (e)	206	207
Series 2003-W1, Class 2A, 5.09%, 12/25/2042 (e)	91	92
Series 2003-W10, Class 1A4, 4.51%, 6/25/2043	8	8
Series 2009-W1, Class A, 6.00%, 12/25/2049	122	127
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 4.69%, 6/27/2036 (e)	148	149
Series 2007-54, Class FA, 4.86%, 6/25/2037 (e)	86	85
Series 2007-106, Class A7, 5.99%, 10/25/2037 (e)	47	48
Series 2003-18, Class X1, IO, 0.52%, 12/25/2042 (e)	653	3
FNMA, STRIPS
Series 318, Class 1, PO, 1/25/2032	4	4
Series 329, Class 1, PO, 1/25/2033	12	11
Series 345, Class 6, IO, 5.00%, 12/25/2033 (e)	19	2
Series 351, Class 7, IO, 5.00%, 4/25/2034 (e)	64	7
Series 355, Class 11, IO, 6.00%, 7/25/2034	58	7
Series 365, Class 8, IO, 5.50%, 5/25/2036	89	16
Series 374, Class 5, IO, 5.50%, 8/25/2036	45	7
Series 393, Class 6, IO, 5.50%, 4/25/2037	16	1
Series 383, Class 32, IO, 6.00%, 1/25/2038	23	4
Series 383, Class 33, IO, 6.00%, 1/25/2038	59	11
FNMA, Whole Loan Series 2004-W15, Class 1A1, 6.00%, 8/25/2044	6	6
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 4.38%, 6/19/2035 (e)	193	189
GNMA
Series 2001-35, Class SA, IF, IO, 3.78%, 8/16/2031 (e)	24	—
Series 2002-52, Class GH, 6.50%, 7/20/2032	137	136
Series 2003-4, Class MZ, 5.50%, 1/20/2033	20	20
Series 2003-58, Class BE, 6.50%, 1/20/2033	187	187
Series 2003-12, Class SP, IF, IO, 3.25%, 2/20/2033 (e)	44	—
Series 2003-46, Class MG, 6.50%, 5/20/2033	141	141
SEE NOTES TO FINANCIAL STATEMENTS.

34	JPMorgan Institutional Trust Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-52, Class AP, PO, 6/16/2033	38	34
Series 2003-112, Class SA, IF, IO, 2.08%, 12/16/2033 (e)	158	1
Series 2004-16, Class GC, 5.50%, 2/20/2034	34	34
Series 2004-28, Class S, IF, 7.36%, 4/16/2034 (e)	63	69
Series 2004-90, Class SI, IF, IO, 1.65%, 10/20/2034 (e)	213	11
Series 2004-89, Class BS, IF, 3.86%, 10/20/2034 (e)	3	3
Series 2004-98, Class SB, IF, 8.23%, 11/20/2034 (e)	23	24
Series 2005-68, Class DP, IF, 5.65%, 6/17/2035 (e)	15	16
Series 2010-14, Class CO, PO, 8/20/2035	73	62
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (e)	333	32
Series 2005-74, Class HB, 7.50%, 9/16/2035	1	1
Series 2005-74, Class HC, 7.50%, 9/16/2035	5	5
Series 2005-68, Class KI, IF, IO, 1.85%, 9/20/2035 (e)	490	46
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	71	6
Series 2006-16, Class OP, PO, 3/20/2036	34	28
Series 2006-38, Class ZK, 6.50%, 8/20/2036	400	398
Series 2006-59, Class SD, IF, IO, 2.25%, 10/20/2036 (e)	125	8
Series 2011-22, Class WA, 5.78%, 2/20/2037 (e)	149	153
Series 2007-9, Class CI, IF, IO, 1.75%, 3/20/2037 (e)	12	1
Series 2007-17, Class JO, PO, 4/16/2037	33	27
Series 2007-17, Class JI, IF, IO, 2.34%, 4/16/2037 (e)	307	25
Series 2007-19, Class SD, IF, IO, 1.75%, 4/20/2037 (e)	163	2
Series 2007-28, Class BO, PO, 5/20/2037	35	28
Series 2007-26, Class SC, IF, IO, 1.75%, 5/20/2037 (e)	140	4
Series 2007-27, Class SA, IF, IO, 1.75%, 5/20/2037 (e)	144	5
Series 2007-36, Class SE, IF, IO, 2.00%, 6/16/2037 (e)	79	1
Series 2007-47, Class PH, 6.00%, 7/16/2037	1,200	1,240
Series 2007-40, Class SB, IF, IO, 2.30%, 7/20/2037 (e)	305	13
Series 2007-42, Class SB, IF, IO, 2.30%, 7/20/2037 (e)	181	8
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-53, Class SW, IF, 6.84%, 9/20/2037 (e)	15	17
Series 2009-79, Class OK, PO, 11/16/2037	50	42
Series 2007-67, Class EI, IF, IO, 0.02%, 11/20/2037 (e)	533	—
Series 2007-67, Class GI, IF, IO, 0.02%, 11/20/2037 (e)	1,599	—
Series 2007-73, Class MI, IF, IO, 1.55%, 11/20/2037 (e)	104	1
Series 2007-76, Class SA, IF, IO, 2.08%, 11/20/2037 (e)	205	1
Series 2007-72, Class US, IF, IO, 2.10%, 11/20/2037 (e)	99	—
Series 2007-79, Class SY, IF, IO, 2.10%, 12/20/2037 (e)	91	—
Series 2008-2, Class NS, IF, IO, 2.07%, 1/16/2038 (e)	200	11
Series 2008-2, Class MS, IF, IO, 2.69%, 1/16/2038 (e)	60	5
Series 2008-10, Class S, IF, IO, 1.38%, 2/20/2038 (e)	109	1
Series 2009-106, Class ST, IF, IO, 1.55%, 2/20/2038 (e)	24	1
Series 2008-36, Class SH, IF, IO, 1.85%, 4/20/2038 (e)	151	1
Series 2008-36, Class ZA, 4.25%, 4/20/2038	261	258
Series 2008-40, Class SA, IF, IO, 1.93%, 5/16/2038 (e)	699	35
Series 2008-38, Class PL, 5.50%, 5/20/2038	45	46
Series 2008-55, Class SA, IF, IO, 1.75%, 6/20/2038 (e)	85	1
Series 2008-71, Class SC, IF, IO, 1.55%, 8/20/2038 (e)	38	—
Series 2008-65, Class PG, 6.00%, 8/20/2038	23	23
Series 2009-25, Class SE, IF, IO, 3.15%, 9/20/2038 (e)	76	3
Series 2008-93, Class AS, IF, IO, 1.25%, 12/20/2038 (e)	112	7
Series 2009-6, Class SA, IF, IO, 1.63%, 2/16/2039 (e)	108	—
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	229	4
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	102	6
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	99	7
Series 2009-22, Class SA, IF, IO, 1.82%, 4/20/2039 (e)	180	13
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	49	3
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	52	4
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	JPMorgan Institutional Trust Funds	35

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-43, Class SA, IF, IO, 1.50%, 6/20/2039 (e)	98	4
Series 2009-72, Class SM, IF, IO, 1.78%, 8/16/2039 (e)	199	16
Series 2010-31, Class NO, PO, 3/20/2040	349	301
Series 2013-75, Class WA, 5.09%, 6/20/2040 (e)	431	443
Series 2010-130, Class CP, 7.00%, 10/16/2040	55	59
Series 2010-157, Class OP, PO, 12/20/2040	384	330
Series 2011-75, Class SM, IF, IO, 2.15%, 5/20/2041 (e)	268	18
Series 2014-188, Class W, 4.54%, 10/20/2041 (e)	192	194
Series 2012-141, Class WC, 3.74%, 1/20/2042 (e)	135	129
Series 2012-96, Class QJ, 2.00%, 8/20/2042	113	92
Series 2013-54, Class WA, 4.88%, 11/20/2042 (e)	810	829
Series 2013-91, Class WA, 4.41%, 4/20/2043 (e)	445	429
Series 2013-116, Class JY, 4.00%, 8/16/2043	1,300	1,233
Series 2018-160, Class PA, 3.50%, 7/20/2046	568	560
Series 2018-5, Class AB, 3.00%, 1/20/2048	98	88
Series 2025-6, Class A, 3.50%, 11/20/2050	5,638	5,325
Series 2022-9, Class P, 2.00%, 9/20/2051	5,257	4,671
Series 2022-154, Class JZ, 4.50%, 9/20/2052	1,425	1,262
Series 2023-115, Class TS, IF, 5.93%, 6/20/2053 (e)	4,689	4,825
Series 2012-H24, Class FG, 4.87%, 4/20/2060 (e)	2	2
Series 2013-H03, Class FA, 4.74%, 8/20/2060 (e)	—	—
Series 2012-H21, Class CF, 5.14%, 5/20/2061 (e)	—	—
Series 2013-H05, Class FB, 4.87%, 2/20/2062 (e)	10	9
Series 2012-H15, Class FA, 4.89%, 5/20/2062 (e)	—	—
Series 2012-H26, Class MA, 4.99%, 7/20/2062 (e)	3	3
Series 2012-H28, Class FA, 5.02%, 9/20/2062 (e)	2	2
Series 2012-H29, Class FA, 4.96%, 10/20/2062 (e)	57	57
Series 2012-H31, Class FD, 4.78%, 12/20/2062 (e)	169	168
Series 2013-H01, Class FA, 1.65%, 1/20/2063	—	—
Series 2013-H04, Class BA, 1.65%, 2/20/2063	2	2
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2013-H08, Class FC, 4.89%, 2/20/2063 (e)	131	131
Series 2013-H07, Class HA, 4.85%, 3/20/2063 (e)	96	96
Series 2013-H09, Class HA, 1.65%, 4/20/2063	10	10
Series 2013-H18, Class JA, 5.04%, 8/20/2063 (e)	200	200
Series 2014-H01, Class FD, 5.09%, 1/20/2064 (e)	64	64
Series 2024-57, Class PT, 4.50%, 4/20/2064	3,994	3,912
Series 2014-H09, Class TA, 5.04%, 4/20/2064 (e)	68	68
Series 2015-H15, Class FD, 4.88%, 6/20/2065 (e)	313	313
Series 2015-H15, Class FJ, 4.88%, 6/20/2065 (e)	671	671
Series 2015-H16, Class FG, 4.88%, 7/20/2065 (e)	682	682
Series 2015-H23, Class FB, 4.96%, 9/20/2065 (e)	594	594
Series 2015-H32, Class FH, 5.10%, 12/20/2065 (e)	420	421
Series 2017-H08, Class XI, IO, 2.28%, 3/20/2067 (e)	2,378	101
Series 2017-H14, Class FV, 4.94%, 6/20/2067 (e)	20	20
Series 2021-H14, Class CF, 5.75%, 9/20/2071 (e)	4,560	4,645
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (b) (e)	196	192
Series 2005-RP3, Class 1AS, IO, 3.73%, 9/25/2035 (b) (e)	316	6
Series 2005-RP3, Class 1AF, 4.79%, 9/25/2035 (b) (e)	418	359
Series 2006-RP2, Class 1AS2, IF, IO, 1.51%, 4/25/2036 ‡ (b) (e)	1,183	71
GSR Mortgage Loan Trust
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	65	68
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	24	24
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	49	50
Series 2005-4F, Class AP, PO, 5/25/2035	—	—
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	212	212
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	623	254
Impac CMB Trust
Series 2004-7, Class 1A1, 5.18%, 11/25/2034 (e)	143	142
SEE NOTES TO FINANCIAL STATEMENTS.

36	JPMorgan Institutional Trust Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-4, Class 2A1, 5.04%, 5/25/2035 (e)	49	47
Impac Secured Assets CMN Owner Trust Series 2003-3, Class A1, 5.20%, 8/25/2033 (e)	7	7
Impac Secured Assets Trust Series 2006-1, Class 2A1, 5.14%, 5/25/2036 (e)	42	39
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 6.91%, 11/25/2033 (e)	50	50
Series 2006-A3, Class 6A1, 4.96%, 8/25/2034 (e)	13	13
Series 2006-A2, Class 4A1, 6.47%, 8/25/2034 (e)	71	72
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.74%, 4/25/2036 (e)	174	108
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	414	101
LHOME Mortgage Trust Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (b) (e)	3,045	3,070
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.74%, 4/21/2034 (e)	48	47
Series 2004-4, Class 2A1, 6.80%, 5/25/2034 (e)	22	21
Series 2004-13, Class 3A7, 5.66%, 11/21/2034 (e)	111	106
Series 2004-15, Class 3A1, 7.24%, 12/25/2034 (e)	33	33
MASTR Alternative Loan Trust
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	—
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	30	10
Series 2003-3, Class 1A1, 6.50%, 5/25/2033	41	42
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	103	98
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	67	69
Series 2004-6, Class 30, PO, 7/25/2034	84	66
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	137	137
Series 2004-7, Class 30, PO, 8/25/2034	38	27
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2003-12, Class 30, PO, 12/25/2033	1	—
Series 2004-1, Class 30, PO, 2/25/2034	6	4
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 4.79%, 5/25/2035 (b) (e)	1,019	489
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (b)	38	29
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 5.06%, 10/25/2028 (e)	16	15
Series 2003-F, Class A1, 5.08%, 10/25/2028 (e)	82	80
Series 2004-A, Class A1, 4.90%, 4/25/2029 (e)	37	34
Series 2004-B, Class A3, 5.32%, 5/25/2029 (e)	3	2
Series 2004-1, Class 2A1, 5.35%, 12/25/2034 (e)	59	55
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (e)	114	103
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (b) (f)	4,330	4,360
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (b) (f)	3,545	3,558
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	32	33
Series 2003-A1, Class A1, 5.50%, 5/25/2033	6	6
Series 2003-A1, Class A2, 6.00%, 5/25/2033	18	18
PRET Trust Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 (b) (e)	3,597	3,455
RALI Trust
Series 2003-QS9, Class A3, IF, IO, 3.11%, 5/25/2018 ‡ (e)	—	— (h)
Series 2004-QA6, Class NB2, 4.41%, 12/26/2034 (e)	168	156
Seasoned Credit Risk Transfer Trust Series 2025-1, Class MTU, 3.25%, 11/25/2064	5,738	4,985
Seasoned Loans Structured Transaction Trust Series 2025-1, Class A1, 3.00%, 5/25/2035	10,306	9,605
Sequoia Mortgage Trust Series 10, Class 1A, 5.25%, 10/20/2027 (e)	2	2
Structured Asset Mortgage Investments II Trust Series 2004-AR5, Class 1A1, 5.13%, 10/19/2034 (e)	70	67
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 5.08%, 9/25/2043 (e)	43	43
Series 2004-4, Class 3A, 5.36%, 12/25/2044 (e)	93	90
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (b) (f)	2,000	2,002
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (e)	4,994	4,463
Vendee Mortgage Trust
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	31	31
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	13	13
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	JPMorgan Institutional Trust Funds	37

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	35	36
Series 1998-1, Class 2E, 7.00%, 3/15/2028	73	73
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	182	184
Series 2003-2, Class Z, 5.00%, 5/15/2033	1,040	1,052
WaMu Mortgage Pass-Through Certificates Series 2004-RS2, Class A4, 5.00%, 11/25/2033	211	208
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR6, Class A1, 6.38%, 6/25/2033 (e)	4	4
Series 2003-AR8, Class A, 5.48%, 8/25/2033 (e)	16	16
Series 2003-AR9, Class 2A, 5.71%, 9/25/2033 (e)	16	16
Series 2003-AR9, Class 1A6, 6.14%, 9/25/2033 (e)	269	267
Series 2003-S9, Class P, PO, 10/25/2033	7	5
Series 2003-S9, Class A8, 5.25%, 10/25/2033	142	142
Series 2003-AR10, Class A7, 6.45%, 10/25/2033 (e)	6	6
Series 2004-AR3, Class A1, 5.38%, 6/25/2034 (e)	24	23
Series 2004-AR3, Class A2, 5.38%, 6/25/2034 (e)	21	20
Series 2006-AR10, Class 2P, 4.25%, 9/25/2036 (e)	38	34
Series 2006-AR12, Class 2P, 3.98%, 10/25/2036 (e)	31	28
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-2, Class 2A3, IF, IO, 0.56%, 4/25/2035 (e)	310	16
Series 2005-2, Class 1A4, IF, IO, 0.61%, 4/25/2035 (e)	1,595	83
Series 2005-3, Class CX, IO, 5.50%, 5/25/2035	471	73
Series 2005-4, Class CB7, 5.50%, 6/25/2035	464	428
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035	420	63
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	86	76
Series 2005-6, Class 2A9, 5.50%, 8/25/2035	550	488
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	66	60
Total Collateralized Mortgage Obligations (Cost $204,767)		202,966
Commercial Mortgage-Backed Securities — 2.4%
BAMLL Commercial Mortgage Securities Trust Series 2014-520M, Class C, 4.35%, 8/15/2046 (b) (e)	1,300	890
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FHLMC, Multi-Family Structured Pass-Through Certificates
Series KS07, Class A2, 2.74%, 9/25/2025	150	150
Series KS06, Class A2, 2.72%, 7/25/2026	123	122
Series K065, Class A2, 3.24%, 4/25/2027	2,467	2,435
Series K070, Class A2, 3.30%, 11/25/2027 (e)	1,748	1,724
Series K070, Class AM, 3.36%, 12/25/2027	153	151
Series K117, Class A2, 1.41%, 8/25/2030	500	441
Series K754, Class AM, 4.94%, 11/25/2030 (e)	1,740	1,802
Series K138, Class AM, 1.89%, 1/25/2032	1,850	1,604
Series K142, Class A2, 2.40%, 3/25/2032	555	497
Series K146, Class A2, 2.92%, 6/25/2032	4,200	3,867
Series K-150, Class A2, 3.71%, 9/25/2032 (e)	1,005	969
FNMA ACES
Series 2017-M3, Class A2, 2.56%, 12/25/2026 (e)	751	735
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (e)	4,079	4,015
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (e)	2,750	2,703
Series 2018-M8, Class A2, 3.41%, 6/25/2028 (e)	2,037	2,008
Series 2018-M10, Class A2, 3.47%, 7/25/2028 (e)	3,230	3,185
Series 2018-M14, Class A2, 3.70%, 8/25/2028 (e)	201	198
Series 2017-M5, Class A2, 3.11%, 4/25/2029 (e)	1,804	1,751
Series 2020-M50, Class A2, 1.20%, 10/25/2030	1,112	1,059
Series 2020-M50, Class X1, IO, 1.92%, 10/25/2030 (e)	17,481	680
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (e)	5,675	4,965
Series 2022-M13, Class A2, 2.68%, 6/25/2032 (e)	6,802	6,152
Series 2022-M2S, Class A2, 3.88%, 8/25/2032 (e)	4,225	4,069
Series 2023-M8, Class A2, 4.63%, 3/25/2033 (e)	3,290	3,310
Series 2021-M3, Class X1, IO, 2.01%, 11/25/2033 (e)	3,098	200
FREMF Mortgage Trust
Series 2019-KBF3, Class B, 6.96%, 1/25/2029 (b) (e)	1,243	1,235
Series 2019-K101, Class B, 3.64%, 10/25/2052 (b) (e)	175	168
SEE NOTES TO FINANCIAL STATEMENTS.

38	JPMorgan Institutional Trust Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2019-K100, Class B, 3.61%, 11/25/2052 (b) (e)	175	168
Series 2020-K737, Class B, 3.44%, 1/25/2053 (b) (e)	550	541
Series 2019-K96, Class C, 3.94%, 8/25/2056 (b) (e)	7,251	6,957
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (b)	998	949
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	2,050	1,814
Series 2019-PARK, Class D, 2.72%, 12/15/2036 (b)	2,685	1,964
P4 SFR Series 2019-STl A, 7.25%, 10/11/2026 ‡	2,003	1,973
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (b)	1,885	1,940
Series 2024-CNTR, Class C, 6.47%, 11/13/2041 (b)	5,000	5,184
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	4,355	3,870
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.20%, 3/15/2045 (b) (e)	400	348
WHARF Commercial Mortgage Trust Series 2025-DC, Class B, 5.73%, 7/15/2040 (b) (e)	8,000	8,152
Total Commercial Mortgage-Backed Securities (Cost $87,277)		84,945
Foreign Government Securities — 0.5%
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (b)	5,966	6,053
Kingdom of Saudi Arabia 3.45%, 2/2/2061 (b)	550	344
Republic of Chile 2.55%, 1/27/2032	497	440
Republic of Peru 5.63%, 11/18/2050	88	84
Republic of Poland 5.50%, 3/18/2054	921	864
United Mexican States
6.00%, 5/13/2030	1,061	1,109
2.66%, 5/24/2031	1,075	947
5.85%, 7/2/2032	2,316	2,365
3.50%, 2/12/2034	1,252	1,068
6.88%, 5/13/2037	1,578	1,660
6.63%, 1/29/2038	1,445	1,481
5.55%, 1/21/2045	33	30
4.60%, 1/23/2046	2,113	1,623
6.34%, 5/4/2053	310	286
3.77%, 5/24/2061	772	462
Total Foreign Government Securities (Cost $20,107)		18,816
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 0.3% (i)
California — 0.0% ^
City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	380	408
State of California, Various Purpose, GO, 7.30%, 10/1/2039	350	404
Total California		812
New York — 0.1%
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010D, Rev., 5.60%, 3/15/2040	360	367
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	1,875	1,975
Series 165, Rev., 5.65%, 11/1/2040	440	464
Series 174, Rev., 4.46%, 10/1/2062	2,060	1,718
Total New York		4,524
Ohio — 0.1%
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,275	1,468
Ohio State University (The), General Receipts Series 2011A, Rev., 4.80%, 6/1/2111	1,563	1,285
Ohio University, General Receipts, Federally Taxable, Rev., 5.59%, 12/1/2114	200	178
Total Ohio		2,931
Oklahoma — 0.0% ^
Oklahoma Development Finance Authority, Natural Gas Co. Series 2022, Rev., 4.71%, 5/1/2052	575	531
Texas — 0.1%
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds
Series 2023A-1, Rev., 5.10%, 4/1/2035	605	621
Series 2023A-2, Rev., 5.17%, 4/1/2041	1,155	1,179
Total Texas		1,800
Total Municipal Bonds (Cost $11,047)		10,598
U.S. Government Agency Securities — 0.2%
FHLB 5.50%, 7/15/2036	30	33
Resolution Funding Corp. STRIPS DN, 4.13%, 1/15/2026 (a)	50	49
Tennessee Valley Authority
5.88%, 4/1/2036	6,909	7,659
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	JPMorgan Institutional Trust Funds	39

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — continued
4.63%, 9/15/2060	365	315
4.25%, 9/15/2065	51	41
Tennessee Valley Authority STRIPS DN, 5.99%, 6/15/2035 (a)	800	506
Total U.S. Government Agency Securities (Cost $9,401)		8,603
Loan Assignments — 0.1% (c) (j)
Consumer Finance — 0.1%
OneSky Loan Trust, 1st Lien Term Loan A (6-MONTH CME TERM SOFR + 3.00%), 3.88%, 1/15/2031 (Cost $2,195)	2,179	2,097
	SHARES (000)
Short-Term Investments — 2.0%
Investment Companies — 2.0%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.26% (k) (l) (Cost $69,859)	69,845	69,873
Total Investments — 100.2% (Cost $3,604,742)		3,524,989
Liabilities in Excess of Other Assets — (0.2)%		(8,422)
NET ASSETS — 100.0%		3,516,567

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2025.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CNH	China Renminbi
DN	Discount Notes
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of August 31, 2025.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2025 is $794 or 0.02% of the Fund’s net
assets as of August 31, 2025.

(e)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

SEE NOTES TO FINANCIAL STATEMENTS.

40	JPMorgan Institutional Trust Funds	August 31, 2025

(f)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2025.

(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	Value is zero.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of August 31, 2025.
Futures contracts outstanding as of August 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	341	12/19/2025	USD	38,368	176
U.S. Treasury 10 Year Ultra Note	742	12/19/2025	USD	84,901	526
U.S. Treasury Ultra Bond	95	12/19/2025	USD	11,058	(66)
U.S. Treasury 2 Year Note	541	12/31/2025	USD	112,845	153
U.S. Treasury 5 Year Note	838	12/31/2025	USD	91,761	378
					1,167
Short Contracts
U.S. Treasury Long Bond	(90)	12/19/2025	USD	(10,283)	(28)
					1,139

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	JPMorgan Institutional Trust Funds	41

STATEMENT OF ASSETS AND LIABILITIES
AS OF August 31, 2025 (Unaudited)
(Amounts in thousands, except per share amounts)

JPMorgan Core Bond Trust
ASSETS:
Investments in non-affiliates, at value	$3,455,116
Investments in affiliates, at value	69,873
Cash	1,557
Deposits at broker for futures contracts	4,701
Receivables:
Investment securities sold	121
Interest from non-affiliates	21,980
Dividends from affiliates	309
Total Assets	3,553,657
LIABILITIES:
Payables:
Investment securities purchased — delayed delivery securities	36,504
Variation margin on futures contracts	129
Accrued liabilities:
Investment advisory fees	326
Administration fees	6
Custodian and accounting fees	39
Trustees’ and Chief Compliance Officer’s fees	2
Other	84
Total Liabilities	37,090
Net Assets	$3,516,567
NET ASSETS:
Paid-in-Capital	$3,708,546
Total distributable earnings (loss)	(191,979)
Total Net Assets	$3,516,567
Net Assets:
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	390,407
Net asset value, offering and redemption price per share (a)	$9.01
Cost of investments in non-affiliates	$3,534,883
Cost of investments in affiliates	69,859

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
SEE NOTES TO FINANCIAL STATEMENTS.

42	JPMorgan Institutional Trust Funds	August 31, 2025

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2025 (Unaudited)
(Amounts in thousands)

JPMorgan Core Bond Trust
INVESTMENT INCOME:
Interest income from non-affiliates	$68,841
Interest income from affiliates	2
Dividend income from affiliates	1,566
Total investment income	70,409
EXPENSES:
Investment advisory fees	4,319
Administration fees	1,543
Custodian and accounting fees	101
Interest expense to affiliates	5
Professional fees	52
Trustees’ and Chief Compliance Officer’s fees	17
Printing and mailing costs	17
Transfer agency fees	10
Other	125
Total expenses	6,189
Less fees waived	(3,927)
Net expenses	2,262
Net investment income (loss)	68,147
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(9,480)
Investments in affiliates	(1)
Futures contracts	1,569
Net realized gain (loss)	(7,912)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	26,079
Investments in affiliates	7
Futures contracts	(113)
Change in net unrealized appreciation/depreciation	25,973
Net realized/unrealized gains (losses)	18,061
Change in net assets resulting from operations	$86,208
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	JPMorgan Institutional Trust Funds	43

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Core Bond Trust
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$68,147	$109,575
Net realized gain (loss)	(7,912)	(33,271)
Change in net unrealized appreciation/depreciation	25,973	85,543
Change in net assets resulting from operations	86,208	161,847
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(68,870)	(109,022)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	761,516	371,436
NET ASSETS:
Change in net assets	778,854	424,261
Beginning of period	2,737,713	2,313,452
End of period	$3,516,567	$2,737,713
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$715,988	$596,862
Subscriptions in-kind (See Note 8)	80,383	—
Distributions reinvested	63,758	99,761
Cost of shares redeemed	(98,613)	(325,187)
Change in net assets resulting from capital transactions	$761,516	$371,436
SHARE TRANSACTIONS:
Issued	80,619	67,242
Subscriptions in-kind (See Note 8)	8,931	—
Reinvested	7,140	11,241
Redeemed	(11,029)	(36,493)
Change in Shares	85,661	41,990
SEE NOTES TO FINANCIAL STATEMENTS.

44	JPMorgan Institutional Trust Funds	August 31, 2025

THIS PAGE IS INTENTIONALLY LEFT BLANK

45

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Bond Trust
Six Months Ended August 31, 2025 (Unaudited)	$8.98	$0.20	$0.03	$0.23	$(0.20)	$—	$(0.20)
Year Ended February 28, 2025	8.80	0.39	0.17	0.56	(0.38)	—	(0.38)
Year Ended February 29, 2024	8.84	0.35	(0.04)	0.31	(0.35)	—	(0.35)
Year Ended February 28, 2023	9.98	0.29	(1.14)	(0.85)	(0.29)	—	(0.29)
Year Ended February 28, 2022	10.50	0.26	(0.45)	(0.19)	(0.26)	(0.07)	(0.33)
Year Ended February 28, 2021	10.80	0.31	(0.03)	0.28	(0.31)	(0.27)	(0.58)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

46	JPMorgan Institutional Trust Funds	August 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$9.01	2.59%	$3,516,567	0.15%	4.42%	0.40%	22%
8.98	6.54	2,737,713	0.15	4.34	0.40	32
8.80	3.61	2,313,452	0.15	4.00	0.40	30
8.84	(8.57)	2,131,431	0.14	3.19	0.41	53
9.98	(1.92)	2,073,952	0.14	2.46	0.40	66
10.50	2.57	2,220,686	0.14	2.89	0.40	66

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	JPMorgan Institutional Trust Funds	47

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Institutional Trust (the “Trust”) was organized on September 14, 2004 as a Delaware statutory trust, pursuant to a Declaration of Trust dated September 14, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. JPMorgan Core Bond Trust (the "Fund") is a separate diversified series of the Trust covered in this report.
The investment objective of the Fund is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at August 31, 2025.

48	JPMorgan Institutional Trust Funds	August 31, 2025

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$326,800	$71,567	$398,367
Collateralized Mortgage Obligations	—	187,084	15,882	202,966
Commercial Mortgage-Backed Securities	—	82,972	1,973	84,945
Corporate Bonds	—	813,051	15,964	829,015
Foreign Government Securities	—	18,816	—	18,816
Loan Assignments	—	2,097	—	2,097
Mortgage-Backed Securities	—	744,616	5,952	750,568
Municipal Bonds	—	10,598	—	10,598
U.S. Government Agency Securities	—	8,603	—	8,603
U.S. Treasury Obligations	—	1,149,141	—	1,149,141
Short-Term Investments
Investment Companies	69,873	—	—	69,873
Total Investments in Securities	$69,873	$3,343,778	$111,338	$3,524,989
Appreciation in Other Financial Instruments
Futures Contracts	$1,233	$—	$—	$1,233
Depreciation in Other Financial Instruments
Futures Contracts	$(94)	$—	$—	$(94)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$1,139	$—	$—	$1,139

August 31, 2025	JPMorgan Institutional Trust Funds	49

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2025
Investments in Securities:
Asset-Backed Securities	$66,700	$—	$333	$19	$13,505	$(9,034)	$44	$—	$71,567
Collateralized Mortgage Obligations	11,848	— (a)	54	(4)	7,216	(3,248)	16	—	15,882
Commercial Mortgage-Backed Securities	2,547	—	23	—	—	(597)	—	—	1,973
Corporate Bonds	—	—	88	—	15,925	(49)	—	—	15,964
Mortgage-Backed Securities	—	—	15	—	5,937	—	—	—	5,952
Total	$81,095	$— (a)	$513	$15	$42,583	$(12,928)	$60	$—	$111,338

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2025, which were valued using significant unobservable inputs (level 3), amounted to $470. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statement of Operations.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$13,061	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 8.00% (5.89%)
			Constant Default Rate	0.00% - 49.00% (7.44%)
			Yield (Discount Rate of Cash Flows)	4.88% - 15.71% (7.47%)

Asset-Backed Securities	13,061
	86	Discounted Cash Flow	Constant Prepayment Rate	4.00% - 5.00% (4.83%)
			Constant Default Rate	0.47% - 1.61% (1.41%)
			Yield (Discount Rate of Cash Flows)	6.51% - 13.26% (12.09%)

Collateralized Mortgage Obligations	86
Total	$13,147

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2025, the value of these investments was $98,191. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAV of the Fund.

50	JPMorgan Institutional Trust Funds	August 31, 2025

As of August 31, 2025, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. Loan Assignments— The Fund invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The above Fund invested in loan assignments of all or a portion of the loans. When the Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan. In addition, it is unclear whether loans, loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loans are secured by collateral, the Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower.
Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid when purchased, may become illiquid and difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, the Fund may not receive the proceeds from a sale of such investments for a period after the sale.
Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.
D. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— The Fund purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Fund may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Fund may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank and is included on the Statement of Assets and Liabilities as Restricted cash. Collateral received by the Fund is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan. These amounts are not reflected on the Fund's Statement of Assets and Liabilities.
The Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2025, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statement of Assets and Liabilities. The values of these securities held at August 31, 2025 are detailed on the SOI, if any.
	Counterparty	Collateral amount
Collateral Received	Morgan Stanley	$(10)
E. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.

August 31, 2025	JPMorgan Institutional Trust Funds	51

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.
The Fund did not have any securities out on loan at August 31, 2025.
F. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.26% (a) (b)	$58,767	$553,817	$542,717	$(1)	$7	$69,873	69,845	$1,566	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.
G. Futures Contracts— The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.
The use of futures contracts exposes the Fund to risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

52	JPMorgan Institutional Trust Funds	August 31, 2025

The table below discloses the volume of the futures contracts activity during the six months ended August 31, 2025:

Futures Contracts:
Average Notional Balance Long	$343,216
Average Notional Balance Short	(11,171)
Ending Notional Balance Long	338,933
Ending Notional Balance Short	(10,283)
H. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.
The Fund invests in treasury inflation protected securities ("TIPS"). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as increases or decreases to interest income on the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
I. Allocation of Expenses— Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds.
J. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of August 31, 2025, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
K. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly and are declared separately for each class. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
L. Segment Reporting — The Fund adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Fund and the Fund's Principal Executive Officer and Principal Financial Officer act as the Fund's CODM. The Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
M. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.

August 31, 2025	JPMorgan Institutional Trust Funds	53

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.28% of the Fund’s respective average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.E.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at a rate of 0.10% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.E.
JPMCB serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
D. Placement Agent— J.P. Morgan Institutional Investments, Inc. (the “Placement Agent”), a registered broker-dealer affiliated with the Adviser, serves as the Fund's Placement Agent. The Placement Agent provides various sales support activities in connection with the Fund’s private placement of its shares.
E. Waivers and Reimbursements— The Adviser and Administrator have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.15% of the Fund's average daily net assets.
The expense limitation agreement was in effect for the six months ended August 31, 2025 and the contractual expense limitation is in place until at least June 30, 2026.
For the six months ended August 31, 2025, the Fund's service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
Contractual Waivers
Investment Advisory Fees	Administration Fees	Total
$2,336	$1,523	$3,859
Additionally, the Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
The amount of these waivers resulting from investments in these money market funds for the six months ended August 31, 2025 was $68.
F. Other— Certain officers of the Trust are affiliated with the Adviser and the Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

54	JPMorgan Institutional Trust Funds	August 31, 2025

During the six months ended August 31, 2025, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The SEC has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended August 31, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
$785,228	$485,100	$549,739	$197,041
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2025 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$3,604,742	$43,574	$122,188	$(78,614)
At February 28, 2025, the Fund had net capital loss carryforwards, which are available to offset future realized gains as follows:
Capital Loss Carryforward Character
Short-Term	Long-Term
$19,466	$74,251
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended February 28, 2025, the Fund deferred to March 1, 2025 the following net capital losses (gains) of:
Net Capital Losses (Gains)
Short-Term	Long-Term
$(164)	$9,964
During the year ended February 28, 2025, the Fund utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
$18
6. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended August 31, 2025.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken

August 31, 2025	JPMorgan Institutional Trust Funds	55

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2025.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Fund did not utilize the Credit Facility during the six months ended August 31, 2025.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
Significant shareholder transactions by these shareholders may impact the Fund's performance and liquidity.
The Fund is subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Fund is subject to credit risk. The Fund's investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Fund's investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund's securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Fund is subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
The Fund deems subject to the risk that, should the Fund decide to sell an illiquid investment when a ready buyer is not available at a price the Fund deems to be representative of its value, the value of the Fund's net assets could be adversely affected.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

56	JPMorgan Institutional Trust Funds	August 31, 2025

8. Transfer in-Kind
During the six months ended August 31, 2025, certain shareholders purchase shares of Core Bond Trust. The portfolio securities were delivered primarily by means of subscription in-kind in exchange for shares of the Fund. Cash and portfolio securities were transferred as detailed below.
Date	Value	Type
August 27, 2025	$80,383 (a)	Subscription-in-kind

(a)	This amount includes cash of approximately $576 associated with the subscription in-kind.

August 31, 2025	JPMorgan Institutional Trust Funds	57

THIS PAGE IS INTENTIONALLY LEFT BLANK

THIS PAGE IS INTENTIONALLY LEFT BLANK

THIS PAGE IS INTENTIONALLY LEFT BLANK

FOR MORE INFORMATION:
INVESTMENT ADVISER
J.P. Morgan Investment Management Inc.
277 Park Avenue
New York, New York 10172
PLACEMENT AGENT
JPMorgan Institutional Investments, Inc.
277 Park Avenue
New York, New York 10172
This report is open and authorized for distribution only to qualified and accredited investors who have received a copy of the Fund’s Confidential Offering Memorandum. This document may not be copied, faxed or otherwise distributed to the generalpublic.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. August 2025.
SAN-INSTT-825

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund's Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreement
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 24-25, 2025 and August 12-14, 2025, at which the Trustees considered the continuation of the investment advisory agreements for the Fund whose semi-annual report is contained herein (the “Advisory Agreement”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreement on August 14, 2025.
As part of their review of the Advisory Agreement, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Fund’s performance as compared to the performance of its peers and benchmarks and analyses by the Adviser of the Fund’s performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). Before voting on the Advisory Agreement, the Trustees reviewed the Advisory Agreement with representatives of the Adviser, counsel to the Fund and independent legal counsel to the Trustees and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreement. The Trustees also discussed the Advisory Agreement with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Fund throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from the Fund under the Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund, including personnel changes, if any;
•
The investment strategy for the Fund, and the infrastructure supporting the portfolio management team;
•
Information about the structure and distribution strategy for the Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Fund and in the financial industry generally;

•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Fund;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to the Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.
The Trustees also considered that the Adviser earns fees from the Fund for providing administration services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for the Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Fund. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Fund.
Economies of Scale
The Trustees considered the extent to which the Fund may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Fund and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Fund was priced to scale and whether it would be appropriate to add advisory fee breakpoints, but noted that the Fund has implemented a contractual expense limitations and fee waivers (the “Fee Cap”), which allows the Fund’s shareholders to share potential economies of scale from the Fund’s inception. The Trustees also noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Fund of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Fund. The Trustees further considered the Adviser's ongoing investments in its business in support of the Fund, including the Adviser's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for the Fund, including the Fee Cap the Adviser has in place that serve to limit the overall net expense ratio of the Fund at competitive levels was reasonable. The Trustees concluded that the Fund’s shareholders received the benefits of potential economies of scale through the Fee Cap and the Adviser’s reinvestment in its operations to serve the Fund and its shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Fund.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of the Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to the Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rate charged to the Fund in comparison to those charged to the Adviser’s other clients was reasonable.
Investment Performance
The Trustees receive and consider information about the Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Fund in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Fund within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”), by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in the Fund’s Universe and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. As part of this review, the Trustees also reviewed the Fund’s performance against its benchmark and considered the performance information provided for the Fund at regular Board meetings by the Adviser. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to the Fund’s performance is summarized below:
The Trustees noted that the Fund’s performance was in the first quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
Advisory Fee and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by the Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported the Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Trustees considered the Fee Cap currently in place for the Fund, the net advisory fee rate and net expense ratio, taking into account any waivers and /or reimbursements, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of the Fund’s advisory fee and expense ratios are summarized below:
The Trustees noted that the Fund’s net advisory fee and actual total expenses were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
November 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
November 5, 2025

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
November 5, 2025